UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

February 28, 2018

EIF-QTLY-0418
1.814098.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.2%
ADOMANI, Inc.	20,373	$23,836
China Automotive Systems, Inc. (a)(b)	13,333	58,932
China XD Plastics Co. Ltd. (a)	20,593	89,580
Clean Diesel Technologies, Inc. (a)(b)	6,822	7,845
Dorman Products, Inc. (a)(b)	16,706	1,152,714
Fox Factory Holding Corp. (a)	24,978	937,924
Gentex Corp. (b)	152,040	3,452,828
Gentherm, Inc. (a)	27,120	835,296
Kandi Technolgies, Inc. (a)(b)	24,321	131,333
Motorcar Parts of America, Inc. (a)	16,549	337,269
Shiloh Industries, Inc. (a)	6,437	46,926
SORL Auto Parts, Inc. (a)(b)	7,832	47,149
Strattec Security Corp.	1,501	51,709
The Goodyear Tire & Rubber Co.	124,516	3,603,493
Visteon Corp. (a)	13,600	1,684,224
VOXX International Corp. (a)	10,039	54,211
Workhorse Group, Inc. (a)(b)	7,435	23,866
		12,539,135
Automobiles - 0.5%
Tesla, Inc. (a)(b)	82,029	28,140,869
Distributors - 0.2%
Core-Mark Holding Co., Inc.	29,431	602,453
Educational Development Corp. (a)(b)	1,826	35,333
LKQ Corp. (a)	158,810	6,269,819
Pool Corp. (b)	21,735	3,000,082
Weyco Group, Inc.	11,733	357,035
		10,264,722
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	7,614	234,131
Ascent Capital Group, Inc. (a)	4,553	30,960
Cambium Learning Group, Inc. (a)	24,233	179,567
Capella Education Co.	7,910	614,607
Career Education Corp. (a)	32,711	432,767
Collectors Universe, Inc.	6,290	97,935
Grand Canyon Education, Inc. (a)(b)	25,344	2,487,514
Houghton Mifflin Harcourt Co. (a)	79,374	539,743
Laureate Education, Inc. Class A	31,719	424,083
Liberty Tax, Inc.	6,002	47,116
Lincoln Educational Services Corp. (a)	11,240	21,693
National American University Holdings, Inc.	1,594	1,817
Strayer Education, Inc. (b)	7,659	686,553
Tarena International, Inc. ADR (b)	26,977	331,008
Xpresspa Group, Inc. (a)(b)	8,159	7,638
		6,137,132
Hotels, Restaurants & Leisure - 2.1%
BJ's Restaurants, Inc.	14,643	636,971
Bloomin' Brands, Inc.	43,364	1,001,275
Bojangles', Inc. (a)(b)	17,912	234,647
Bravo Brio Restaurant Group, Inc. (a)(b)	8,076	27,055
Caesars Entertainment Corp. (a)	89,759	1,139,939
Carrols Restaurant Group, Inc. (a)	16,735	215,045
Century Casinos, Inc. (a)	18,295	145,811
China Lodging Group Ltd. ADR (b)	15,683	2,382,248
Churchill Downs, Inc.	8,109	2,093,744
Chuy's Holdings, Inc. (a)(b)	9,648	260,496
Cracker Barrel Old Country Store, Inc. (b)	11,907	1,858,683
Dave & Buster's Entertainment, Inc. (a)(b)	19,412	869,075
Del Frisco's Restaurant Group, Inc. (a)	13,130	218,615
Del Taco Restaurants, Inc. (a)	19,100	240,660
Denny's Corp. (a)	55,907	840,841
Diversified Restaurant Holdings, Inc. (a)	14,071	21,247
Dunkin' Brands Group, Inc. (b)	47,773	2,861,125
El Pollo Loco Holdings, Inc. (a)(b)	18,252	177,957
Eldorado Resorts, Inc. (a)(b)	21,670	738,947
Empire Resorts, Inc. (a)(b)	17,333	402,126
Famous Dave's of America, Inc. (a)(b)	1,737	11,725
Famous Dave's of America, Inc. rights 2/16/18 (a)	371	1,206
Fiesta Restaurant Group, Inc. (a)	12,371	210,307
Fogo de Chao, Inc. (a)	10,160	158,496
Gaming Partners International Corp.	2,789	27,751
GigaMedia Ltd. (a)	1,007	2,900
Golden Entertainment, Inc. (a)	10,381	289,526
Good Times Restaurants, Inc. (a)	8,038	20,899
Habit Restaurants, Inc. Class A (a)(b)	20,233	175,015
Iao Kun Group Holding Co. Ltd. (a)(b)	2,493	4,188
ILG, Inc.	60,854	1,847,527
Inspired Entertainment, Inc. (a)(b)	11,329	61,177
International Speedway Corp. Class A	17,345	780,525
Jack in the Box, Inc.	16,563	1,491,995
Jamba, Inc. (a)(b)	10,202	87,941
Kona Grill, Inc. (a)(b)	389	700
Lindblad Expeditions Holdings (a)	42,313	389,703
Marriott International, Inc. Class A	176,756	24,959,715
Melco Crown Entertainment Ltd. sponsored ADR	78,884	2,165,366
Monarch Casino & Resort, Inc. (a)	11,718	494,851
Nathan's Famous, Inc.	2,069	134,588
Noodles & Co. (a)(b)	13,827	85,727
Papa John's International, Inc. (b)	17,421	1,005,889
Papa Murphy's Holdings, Inc. (a)(b)	5,342	25,375
Peak Resorts, Inc.	8,205	41,846
Penn National Gaming, Inc. (a)(b)	45,325	1,206,098
Pinnacle Entertainment, Inc. (a)	38,074	1,148,693
Playa Hotels & Resorts NV	60,091	605,717
Potbelly Corp. (a)(b)	13,868	178,204
Rave Restaurant Group, Inc. (a)(b)	4,931	7,495
RCI Hospitality Holdings, Inc.	4,425	119,519
Red Robin Gourmet Burgers, Inc. (a)(b)	6,025	323,241
Red Rock Resorts, Inc.	19,904	666,784
Ruth's Hospitality Group, Inc.	14,891	365,574
Scientific Games Corp. Class A (a)(b)	44,319	1,969,980
Sonic Corp. (b)	29,788	748,275
Starbucks Corp. (b)	690,310	39,416,701
Texas Roadhouse, Inc. Class A	36,886	2,038,320
The Cheesecake Factory, Inc. (b)	24,411	1,134,867
The Stars Group, Inc. (a)	68,790	1,892,368
Town Sports International Holdings, Inc. (a)	11,510	66,758
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	140,029
Wendy's Co. (b)	138,066	2,202,153
Wingstop, Inc. (b)	19,182	869,136
Wynn Resorts Ltd.	50,170	8,403,475
		114,344,832
Household Durables - 0.2%
AV Homes, Inc. (a)(b)	10,548	177,206
Bassett Furniture Industries, Inc.	4,936	158,939
Cavco Industries, Inc. (a)	6,412	1,020,149
Flexsteel Industries, Inc.	3,693	143,510
Garmin Ltd. (b)	87,619	5,190,550
GoPro, Inc. Class A (a)(b)	47,479	255,437
Green Brick Partners, Inc. (a)	26,169	264,307
Helen of Troy Ltd. (a)(b)	12,508	1,126,345
Hooker Furniture Corp.	5,310	198,329
iRobot Corp. (a)(b)	12,667	860,723
LGI Homes, Inc. (a)(b)	10,122	572,804
Lifetime Brands, Inc.	8,666	120,891
Live Ventures, Inc. (a)	1,151	15,182
Nova LifeStyle, Inc. (a)(b)	8,342	19,020
PICO Holdings, Inc.	11,230	137,568
SGOCO Technology Ltd. (a)	250	308
SodaStream International Ltd. (a)(b)	12,867	1,041,198
Stanley Furniture Co., Inc. (a)	825	528
Turtle Beach Corp. (a)(b)	11,692	5,266
Universal Electronics, Inc. (a)	6,788	336,006
Vuzix Corp. (a)(b)	9,564	80,577
Zagg, Inc. (a)	13,152	197,938
		11,922,781
Internet & Direct Marketing Retail - 8.1%
1-800-FLOWERS.com, Inc. Class A (a)	61,179	712,735
Amazon.com, Inc. (a)	181,446	274,428,003
CafePress, Inc. (a)	7,596	11,546
Cnova NV (a)(b)	182,614	1,004,377
Ctrip.com International Ltd. ADR (a)(b)	230,792	10,611,816
Duluth Holdings, Inc. (a)(b)	40,360	678,855
EVINE Live, Inc. (a)	96,670	109,237
Expedia, Inc.	71,070	7,474,432
Gaia, Inc. Class A (a)	43,292	556,302
Groupon, Inc. (a)(b)	349,045	1,493,913
JD.com, Inc. sponsored ADR (a)	453,403	21,377,951
Lands' End, Inc. (a)(b)	26,507	477,126
Liberty Expedia Holdings, Inc. (a)	36,894	1,448,458
Liberty Interactive Corp. QVC Group (a)	141	4,068
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	47,960	2,566,819
Series A (a)	255,399	7,373,369
Liberty TripAdvisor Holdings, Inc. (a)	84,114	874,786
MakeMyTrip Ltd. (a)(b)	40,636	1,269,875
Netflix, Inc. (a)	209,996	61,188,634
NutriSystem, Inc. (b)	23,840	733,080
Overstock.com, Inc. (a)(b)	12,677	765,691
PetMed Express, Inc. (b)	17,274	780,612
Shutterfly, Inc. (a)	26,257	2,014,700
The Booking Holdings, Inc. (a)(b)	23,644	48,092,842
TripAdvisor, Inc. (a)(b)	74,218	2,974,657
U.S. Auto Parts Network, Inc. (a)	24,544	50,806
		449,074,690
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)(b)	37,314	335,826
Clarus Corp. (a)	14,880	99,696
Escalade, Inc.	6,771	82,268
Hasbro, Inc.	61,162	5,845,252
Johnson Outdoors, Inc. Class A	6,303	388,517
Malibu Boats, Inc. Class A (a)	15,436	494,724
Mattel, Inc. (b)	172,382	2,740,874
MCBC Holdings, Inc. (a)	21,815	534,686
Summer Infant, Inc. (a)	1,750	1,873
		10,523,716
Media - 4.2%
AirMedia Group, Inc. ADR (a)(b)	20,876	22,129
AMC Networks, Inc. Class A (a)(b)	27,432	1,442,100
Beasley Broadcast Group, Inc. Class A (b)	6,549	68,765
Central European Media Enterprises Ltd. Class A (a)(b)	64,971	289,121
Charter Communications, Inc. Class A (a)	120,692	41,268,216
Comcast Corp. Class A	2,235,879	80,961,179
Daily Journal Corp. (a)(b)	886	201,131
Discovery Communications, Inc.:
Class A (a)(b)	73,491	1,787,301
Class B (a)	615	18,450
Class C (non-vtg.) (a)(b)	101,171	2,324,910
DISH Network Corp. Class A (a)	111,434	4,645,683
Emmis Communications Corp. Class A (a)	7,203	30,037
Global Eagle Entertainment, Inc. (a)(b)	9,969	13,458
Hemisphere Media Group, Inc. (a)(b)	14,863	166,466
Insignia Systems, Inc. (a)	738	915
Liberty Broadband Corp.:
Class A (a)(b)	12,517	1,093,735
Class C (a)(b)	72,343	6,357,503
Liberty Global PLC:
Class A (a)(b)	107,463	3,346,398
Class B (a)	327	9,843
Class C (a)	283,445	8,511,853
LiLAC Class A (a)(c)	21,398	0
LiLAC Class C (a)(c)	56,846	1
Liberty Latin America Ltd. (a)(b)	56,846	1,162,501
Liberty Latin America Ltd. Class A (a)(b)	21,398	442,939
Liberty Media Corp.:
Class B (a)	5	209
Liberty Braves Class A (a)	5,015	114,944
Liberty Braves Class C (a)(b)	33,245	763,305
Liberty Formula One Group Series C (a)(b)	87,039	2,866,194
Liberty Media Class A (a)(b)	26,611	840,109
Liberty SiriusXM Series A (a)	61,370	2,574,472
Liberty SiriusXM Series C (a)	95,163	3,974,007
Loral Space & Communications Ltd. (a)	9,956	441,051
MDC Partners, Inc. Class A (a)	25,894	203,268
News Corp.:
Class A	180,040	2,904,045
Class B	94,033	1,542,141
Nexstar Broadcasting Group, Inc. Class A (b)	21,749	1,553,966
Reading International, Inc. Class A (a)	14,207	232,995
Salem Communications Corp. Class A	10,029	41,620
Scholastic Corp. (b)	20,457	744,839
Scripps Networks Interactive, Inc. Class A	46,362	4,166,089
Sinclair Broadcast Group, Inc. Class A (b)	35,304	1,193,275
Sirius XM Holdings, Inc. (b)	2,256,011	14,167,749
tronc, Inc. (a)	17,961	343,594
Twenty-First Century Fox, Inc.:
Class A	506,385	18,645,096
Class B	384,024	13,986,154
Urban One, Inc. Class D (non-vtg.) (a)	18,618	31,651
Viacom, Inc.:
Class A (b)	23,842	932,222
Class B (non-vtg.)	168,870	5,630,126
Videocon d2h Ltd. sponsored ADR (a)	19,046	158,082
VisionChina Media, Inc. ADR (a)(c)	1,079	0
		232,215,837
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	114,937	11,797,134
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	31,439	1,865,905
		13,663,039
Specialty Retail - 0.9%
America's Car Mart, Inc. (a)	3,745	182,382
Ascena Retail Group, Inc. (a)(b)	118,628	269,286
Bed Bath & Beyond, Inc. (b)	68,395	1,466,389
Big 5 Sporting Goods Corp. (b)	962	5,916
Citi Trends, Inc.	7,084	156,981
Conn's, Inc. (a)(b)	13,906	454,726
DavidsTea, Inc. (a)(b)	13,680	48,564
Destination XL Group, Inc. (a)(b)	28,678	70,261
Finish Line, Inc. Class A (b)	23,018	244,451
Five Below, Inc. (a)(b)	26,182	1,750,267
Hibbett Sports, Inc. (a)(b)	13,090	337,068
Kirkland's, Inc. (a)	8,678	76,019
Michaels Companies, Inc. (a)	87,115	2,004,516
Monro, Inc. (b)	15,072	767,165
O'Reilly Automotive, Inc. (a)(b)	40,656	9,927,789
Office Depot, Inc.	277,204	729,047
Rent-A-Center, Inc. (b)	24,995	187,962
Ross Stores, Inc.	182,336	14,238,618
Sears Hometown & Outlet Stores, Inc. (a)(b)	5,875	12,338
Shagrir Group Vehicle Services Ltd.	902	5,576
Shoe Carnival, Inc.	5,680	132,685
Sleep Number Corp. (a)	19,360	666,758
Sportsman's Warehouse Holdings, Inc. (a)(b)	4,732	22,950
Tandy Leather Factory, Inc. (a)	5,773	42,143
The Children's Place Retail Stores, Inc. (b)	8,885	1,264,336
Tile Shop Holdings, Inc.	23,385	126,279
Tractor Supply Co. (b)	59,644	3,872,685
Trans World Entertainment Corp. (a)	3,661	6,041
TravelCenters of America LLC (a)	16,708	62,237
Ulta Beauty, Inc. (b)	29,495	5,997,808
Urban Outfitters, Inc. (a)	56,852	2,006,307
Winmark Corp.	2,210	280,007
Zumiez, Inc. (a)(b)	11,357	223,733
		47,639,290
Textiles, Apparel & Luxury Goods - 0.2%
Charles & Colvard Ltd. (a)	4,097	5,531
Columbia Sportswear Co.	39,145	2,958,579
Crocs, Inc. (a)	36,417	445,744
Crown Crafts, Inc.	8,885	57,753
Differential Brands Group, Inc. (a)(b)	3,423	3,731
G-III Apparel Group Ltd. (a)(b)	22,986	848,413
Kingold Jewelry, Inc. (a)(b)	26,949	44,466
Lakeland Industries, Inc. (a)	4,094	53,836
lululemon athletica, Inc. (a)	61,951	5,024,226
Newmark Group, Inc. (a)	25,000	364,750
Perry Ellis International, Inc. (a)	7,581	202,185
PetIQ, Inc. Class A (b)	7,223	158,184
Rocky Brands, Inc.	3,022	55,605
Sequential Brands Group, Inc. (a)(b)	4,522	8,954
Steven Madden Ltd.	28,844	1,266,252
Superior Uniform Group, Inc.	8,722	218,922
Vera Bradley, Inc. (a)	18,019	181,271
		11,898,402

TOTAL CONSUMER DISCRETIONARY		948,364,445

CONSUMER STAPLES - 4.9%
Beverages - 1.7%
Celsius Holdings, Inc. (a)(b)	20,516	109,555
Coca-Cola Bottling Co. Consolidated (b)	3,557	663,772
Craft Brew Alliance, Inc. (a)(b)	9,106	162,542
MGP Ingredients, Inc. (b)	7,915	664,227
Monster Beverage Corp. (a)	269,778	17,095,832
National Beverage Corp. (b)	22,192	2,173,484
New Age Beverages Corp. (b)	1,628	5,242
PepsiCo, Inc.	678,354	74,435,784
Primo Water Corp. (a)	16,217	197,523
		95,507,961
Food & Staples Retailing - 1.5%
Andersons, Inc.	13,631	477,767
Casey's General Stores, Inc. (b)	15,121	1,698,240
Chefs' Warehouse Holdings (a)(b)	14,483	326,592
China Jo-Jo Drugstores, Inc. (a)(b)	8,777	12,463
Costco Wholesale Corp.	212,026	40,475,763
G Willi-Food International Ltd. (a)	4,242	30,458
Ingles Markets, Inc. Class A	4,356	140,263
PriceSmart, Inc. (b)	9,563	753,086
SpartanNash Co.	18,179	304,862
Sprouts Farmers Market LLC (a)	69,262	1,784,189
United Natural Foods, Inc. (a)(b)	20,769	886,213
Walgreens Boots Alliance, Inc.	481,425	33,165,368
		80,055,264
Food Products - 1.6%
Alico, Inc.	5,485	145,901
Blue Buffalo Pet Products, Inc. (a)(b)	92,919	3,722,335
Bridgford Foods Corp. (a)	457	8,866
Cal-Maine Foods, Inc. (a)(b)	20,279	863,885
Calavo Growers, Inc. (b)	8,127	693,639
Farmer Brothers Co. (a)	8,092	252,470
Freshpet, Inc. (a)(b)	16,233	324,660
Hostess Brands, Inc. Class A (a)(b)	46,604	570,433
J&J Snack Foods Corp. (b)	6,084	817,264
John B. Sanfilippo & Son, Inc. (b)	4,208	242,970
Lancaster Colony Corp. (b)	10,438	1,235,233
Landec Corp. (a)	15,078	196,014
Lifeway Foods, Inc. (a)	8,620	58,271
Limoneira Co.	8,821	188,858
Mondelez International, Inc.	727,548	31,939,357
Origin Agritech Ltd. (a)(b)	10,619	8,761
Pilgrim's Pride Corp. (a)(b)	117,191	2,953,213
Pingtan Marine Enterprise Ltd. (b)	37,129	119,927
S&W Seed Co. (a)(b)	10,249	35,872
Sanderson Farms, Inc. (b)	10,782	1,327,803
Seneca Foods Corp. Class A (a)	5,997	174,513
SkyPeople Fruit Juice, Inc. (a)(b)	213	564
Snyders-Lance, Inc.	44,469	2,218,114
SunOpta, Inc. (a)(b)	40,279	279,939
The Hain Celestial Group, Inc. (a)(b)	47,510	1,652,398
The Kraft Heinz Co.	590,153	39,569,759
The Simply Good Foods Co. (b)	32,491	438,953
		90,039,972
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	24,373	883,278
WD-40 Co. (b)	6,602	823,269
		1,706,547
Personal Products - 0.0%
Inter Parfums, Inc.	19,187	813,529
LifeVantage Corp. (a)	12,732	50,546
Mannatech, Inc.	1,439	20,434
Natural Alternatives International, Inc. (a)	3,874	45,713
Natural Health Trends Corp. (b)	6,237	108,711
Nature's Sunshine Products, Inc.	9,832	110,610
Neptune Technologies & Bioressources, Inc. (a)(b)	39,978	96,892
Reliv International, Inc. (a)	131	707
United-Guardian, Inc.	2,237	40,602
Veru, Inc. (a)(b)	6,933	9,637
		1,297,381

TOTAL CONSUMER STAPLES		268,607,125

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	42,546	562,458
CSI Compressco LP	16,799	125,993
Dawson Geophysical Co. (a)	7,613	41,948
ENGlobal Corp. (a)	12,532	9,900
Geospace Technologies Corp. (a)	5,591	57,196
Gulf Island Fabrication, Inc.	4,642	38,297
Mammoth Energy Services, Inc. (a)(b)	24,626	644,709
Matrix Service Co. (a)	12,700	181,610
Mitcham Industries, Inc. (a)	6,441	22,672
NCS Multistage Holdings, Inc. (b)	20,000	292,400
Ocean Rig UDW, Inc. (United States) (a)	40,000	1,034,800
Patterson-UTI Energy, Inc.	120,358	2,174,869
PHI, Inc. (non-vtg.) (a)	5,044	49,683
Profire Energy, Inc. (a)	22,102	47,077
RigNet, Inc. (a)	7,510	100,634
SAExploration Holdings, Inc. (a)(b)	7,848	12,164
SAExploration Holdings, Inc.:
warrants 7/27/21 (a)(d)	30	1
warrants 7/27/21 (a)(d)	30	1
Smart Sand, Inc. (a)(b)	18,093	134,250
Synthesis Energy Systems, Inc. (a)(b)	7,185	18,681
		5,549,343
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)	86,340	185,631
Aemetis, Inc. (a)	5,390	2,915
Alliance Holdings GP, LP	29,832	759,821
Alliance Resource Partners LP	61,532	1,095,270
Amplify Energy Corp. warrants 5/4/22	717	179
Approach Resources, Inc. (a)(b)	47,642	138,638
Blueknight Energy Partners LP	24,490	122,450
Calumet Specialty Products Partners LP (a)	49,104	324,086
Capital Product Partners LP	39,425	124,189
Carrizo Oil & Gas, Inc. (a)(b)	46,912	659,114
Centennial Resource Development, Inc. Class A (a)(b)	126,187	2,407,648
Clean Energy Fuels Corp. (a)(b)	69,755	96,959
Diamondback Energy, Inc. (a)	49,561	6,177,283
Dorchester Minerals LP	14,797	230,833
Extraction Oil & Gas, Inc. (a)(b)	82,516	996,793
Gevo, Inc. (a)	2,306	1,041
Golar LNG Ltd. (b)	47,565	1,285,206
Golar LNG Partners LP	20,690	382,558
Green Plains Partners LP	7,983	142,896
Green Plains, Inc. (b)	18,786	343,784
Gulfport Energy Corp. (a)	87,362	847,411
Hallador Energy Co.	17,199	113,513
Hongli Clean Energy Technologies Corp. (a)(b)(c)	448	2,074
Isramco, Inc. (a)	1,333	139,832
Legacy Reserves LP (a)	25,959	93,712
Lonestar Resources U.S., Inc. (a)(b)	8,876	35,593
Marine Petroleum Trust	339	1,159
Martin Midstream Partners LP	24,013	331,379
Mid-Con Energy Partners LP (a)	9,638	16,095
Nextdecade Corp. (a)(b)	60,743	361,421
Pacific Ethanol, Inc. (a)	18,137	74,362
PDC Energy, Inc. (a)(b)	32,320	1,697,770
Penn Virginia Corp. (a)	8,561	319,325
PrimeEnergy Corp. (a)	309	15,759
Ramaco Resources, Inc. (b)	9,668	66,226
Renewable Energy Group, Inc. (a)(b)	19,160	212,676
Rex Energy Corp. (a)(b)	4,959	4,579
StealthGas, Inc. (a)(b)	17,223	72,509
Tellurian, Inc. (a)(b)	105,143	917,898
Torchlight Energy Resources, Inc. (a)(b)	26,806	31,095
TransGlobe Energy Corp. (a)	26,813	34,895
U.S. Energy Corp. (a)	529	677
Ultra Petroleum Corp. (b)	91,937	339,248
Vertex Energy, Inc. (a)(b)	16,128	14,676
Viper Energy Partners LP	58,360	1,320,103
Westwater Resources, Inc. (a)(b)	11,627	8,721
Zion Oil & Gas, Inc. (a)(b)	18,712	75,971
		22,625,973

TOTAL ENERGY		28,175,316

FINANCIALS - 6.5%
Banks - 2.8%
1st Constitution Bancorp	4,489	86,638
1st Source Corp.	12,579	620,396
Access National Corp.	9,903	276,789
ACNB Corp.	2,277	63,756
Allegiance Bancshares, Inc. (a)	5,819	221,995
American National Bankshares, Inc.	1,726	62,309
American River Bankshares	3,241	49,587
Ameris Bancorp (b)	22,837	1,213,787
Ames National Corp.	5,624	149,317
Anchor Bancorp (a)	1,380	34,086
Arrow Financial Corp.	3,788	122,163
Atlantic Capital Bancshares, Inc. (a)	12,229	211,562
BancFirst Corp.	16,279	866,857
Bancorp, Inc., Delaware (a)	24,909	263,288
Bank of Commerce Holdings	7,378	79,682
Bank of Marin Bancorp	3,736	247,136
Bank of the Ozarks, Inc. (b)	64,972	3,241,453
Bankwell Financial Group, Inc.	3,662	114,621
Banner Corp.	18,981	1,049,270
BCB Bancorp, Inc.	6,086	93,116
Blue Hills Bancorp, Inc.	17,058	343,719
BOK Financial Corp.	31,427	2,968,280
Boston Private Financial Holdings, Inc.	54,176	790,970
Bridge Bancorp, Inc.	11,170	370,844
Brookline Bancorp, Inc., Delaware	43,929	696,275
Bryn Mawr Bank Corp. (b)	10,749	468,119
C & F Financial Corp.	1,634	75,736
Camden National Corp.	7,154	302,042
Capital City Bank Group, Inc.	10,531	252,744
Capstar Financial Holdings, Inc. (a)(b)	8,430	160,339
Carolina Financial Corp.	11,553	448,372
Cathay General Bancorp	36,970	1,517,988
Centerstate Banks of Florida, Inc.	43,356	1,181,017
Central Valley Community Bancorp	5,892	114,894
Century Bancorp, Inc. Class A (non-vtg.)	2,015	154,752
Chemical Financial Corp. (b)	32,614	1,799,967
Chemung Financial Corp.	3,113	132,987
Citizens Holding Co.	1,310	28,820
City Holding Co. (b)	7,170	483,043
Civista Bancshares, Inc. (b)	5,014	112,965
CNB Financial Corp., Pennsylvania	7,710	207,245
CoBiz, Inc.	22,399	424,685
Codorus Valley Bancorp, Inc.	5,029	131,609
Colony Bankcorp, Inc.	3,020	43,035
Columbia Banking Systems, Inc. (b)	34,482	1,440,658
Commerce Bancshares, Inc. (b)	48,218	2,785,554
Community Bankers Trust Corp. (a)	16,444	136,485
Community Financial Corp.	1,585	59,057
Community Trust Bancorp, Inc.	10,703	465,581
ConnectOne Bancorp, Inc.	20,190	581,472
County Bancorp, Inc.	2,710	72,465
CVB Financial Corp. (b)	43,783	1,007,009
DNB Financial Corp.	2,276	76,587
Eagle Bancorp Montana, Inc.	2,037	40,333
Eagle Bancorp, Inc. (a)	17,253	1,053,296
East West Bancorp, Inc. (b)	69,782	4,574,210
Enterprise Bancorp, Inc.	6,421	200,271
Enterprise Financial Services Corp.	12,882	603,522
Equity Bancshares, Inc. (a)	5,182	191,423
Farmers & Merchants Bancorp, Inc. (b)	5,124	189,588
Farmers Capital Bank Corp.	3,705	134,862
Farmers National Banc Corp.	15,930	215,055
Fidelity Southern Corp.	12,466	280,610
Fifth Third Bancorp (b)	318,042	10,511,288
Financial Institutions, Inc.	6,663	204,554
First Bancorp, North Carolina	16,272	563,499
First Bancshares, Inc.	6,230	197,803
First Bank Hamilton New Jersey	4,892	67,754
First Busey Corp.	31,195	924,932
First Citizen Bancshares, Inc. (b)	5,292	2,154,373
First Community Bancshares, Inc.	10,113	274,568
First Community Corp.	812	17,174
First Connecticut Bancorp, Inc.	7,295	182,740
First Financial Bancorp, Ohio (b)	37,664	1,024,461
First Financial Bankshares, Inc. (b)	31,047	1,428,162
First Financial Corp., Indiana	1,204	51,652
First Financial Northwest, Inc.	5,694	90,079
First Foundation, Inc. (a)	19,894	363,264
First Guaranty Bancshares, Inc. (b)	6,656	166,866
First Hawaiian, Inc.	56,919	1,581,779
First Internet Bancorp	4,576	173,202
First Interstate Bancsystem, Inc.	11,426	451,327
First Merchants Corp. (b)	18,042	745,676
First Mid-Illinois Bancshares, Inc.	7,708	263,151
First Midwest Bancorp, Inc., Delaware (b)	40,306	976,211
First Northwest Bancorp (a)	3,990	63,840
First of Long Island Corp.	11,032	300,622
Flushing Financial Corp.	14,105	376,604
FNB Bancorp California	4,582	163,761
Fulton Financial Corp.	68,377	1,237,624
German American Bancorp, Inc. (b)	11,374	376,821
Glacier Bancorp, Inc. (b)	32,612	1,268,607
Great Southern Bancorp, Inc.	7,979	386,184
Green Bancorp, Inc. (a)	17,312	377,402
Grupo Financiero Galicia SA sponsored ADR (b)	27,614	1,738,025
Guaranty Bancorp	12,855	352,870
Guaranty Bancshares, Inc. Texas	5,682	201,995
Hancock Holding Co.	39,748	2,054,972
Hanmi Financial Corp.	20,339	621,356
HarborOne Bancorp, Inc. (a)	17,068	328,388
Hawthorn Bancshares, Inc.	733	14,807
Heartland Financial U.S.A., Inc.	16,454	877,821
Heritage Commerce Corp.	19,265	304,002
Heritage Financial Corp., Washington (b)	17,126	509,499
Home Bancshares, Inc. (b)	84,666	1,946,471
HomeTrust Bancshares, Inc. (a)	8,698	225,713
Hope Bancorp, Inc. (b)	57,027	1,029,908
Horizon Bancorp Industries	12,507	353,948
Howard Bancorp, Inc. (a)	6,965	125,370
Huntington Bancshares, Inc.	508,087	7,976,966
IBERIABANK Corp.	25,157	2,032,686
Independent Bank Corp.	10,081	230,351
Independent Bank Corp., Massachusetts (b)	15,951	1,106,999
Independent Bank Group, Inc.	15,799	1,109,090
International Bancshares Corp.	27,924	1,079,263
Investar Holding Corp.	6,123	149,095
Investors Bancorp, Inc.	139,853	1,888,016
Lakeland Bancorp, Inc.	28,683	547,845
Lakeland Financial Corp. (b)	16,292	738,191
Landmark Bancorp, Inc.	1,519	43,899
LCNB Corp.	3,483	64,436
LegacyTexas Financial Group, Inc.	21,878	916,469
Live Oak Bancshares, Inc. (b)	19,604	511,664
Macatawa Bank Corp.	1,936	19,147
MainSource Financial Group, Inc.	15,508	585,737
MB Financial, Inc. (b)	39,043	1,601,153
MBT Financial Corp.	7,822	79,784
Mercantile Bank Corp.	7,756	256,724
Midland States Bancorp, Inc.	8,981	281,554
MidWestOne Financial Group, Inc.	5,683	180,833
MutualFirst Financial, Inc.	3,641	129,984
National Bankshares, Inc. (b)	3,435	136,885
National Commerce Corp. (a)	8,853	380,236
NBT Bancorp, Inc.	26,688	928,742
Nicolet Bankshares, Inc. (a)	5,764	311,659
Northeast Bancorp (b)	4,229	92,827
Northrim Bancorp, Inc.	2,379	79,102
Norwood Financial Corp. (b)	3,112	91,866
Oak Valley Bancorp Oakdale California	1,851	39,648
Old Line Bancshares, Inc. (b)	7,945	251,300
Old National Bancorp, Indiana (b)	65,959	1,121,303
Old Point Financial Corp. (b)	2,751	69,050
Old Second Bancorp, Inc.	15,740	216,425
Opus Bank	17,578	493,063
Orrstown Financial Services, Inc.	6,448	159,266
Pacific Mercantile Bancorp (a)	11,962	98,687
Pacific Premier Bancorp, Inc. (a)	28,317	1,190,730
PacWest Bancorp	59,706	3,113,071
Patriot National Bancorp, Inc.	1,723	32,306
PCSB Financial Corp. (b)	9,334	179,119
Peapack-Gladstone Financial Corp.	8,324	274,526
Penns Woods Bancorp, Inc.	2,428	98,601
People's Utah Bancorp	10,817	328,296
Peoples Bancorp of North Carolina (b)	2,809	78,231
Peoples Bancorp, Inc.	9,828	338,968
Peoples Financial Services Corp.	3,750	154,388
Peoples United Financial, Inc.	137,731	2,636,171
Pinnacle Financial Partners, Inc. (b)	37,423	2,415,655
Popular, Inc.	47,496	1,995,307
Preferred Bank, Los Angeles	8,037	500,946
Premier Financial Bancorp, Inc.	5,570	98,143
QCR Holdings, Inc.	5,973	260,423
Randolph Bancorp, Inc. (a)(b)	3,346	52,097
Reliant Bancorp, Inc. (b)	3,740	88,975
Renasant Corp.	22,155	925,193
Republic Bancorp, Inc., Kentucky Class A	10,014	373,022
Republic First Bancorp, Inc. (a)(b)	27,005	228,192
S&T Bancorp, Inc. (b)	20,420	805,773
Salisbury Bancorp, Inc.	1,410	64,155
Sandy Spring Bancorp, Inc.	15,753	610,586
SB Financial Group, Inc.	2,487	46,109
Seacoast Banking Corp., Florida (a)(b)	30,778	806,999
Select Bancorp, Inc. New (a)	4,037	52,683
ServisFirst Bancshares, Inc. (b)	24,582	987,213
Shore Bancshares, Inc.	8,029	136,654
Sierra Bancorp	8,669	225,567
Signature Bank (a)	26,849	3,925,055
Simmons First National Corp. Class A (b)	43,204	1,229,154
SmartFinancial, Inc. (a)	5,662	123,545
Sound Financial Bancorp, Inc.	560	19,628
South State Corp. (b)	11,911	1,032,684
Southern First Bancshares, Inc. (a)	3,716	156,629
Southern National Bancorp of Virginia, Inc.	14,443	222,133
Southside Bancshares, Inc.	16,977	567,032
State Bank Financial Corp.	21,960	635,522
Stock Yards Bancorp, Inc.	11,371	399,122
Summit Financial Group, Inc.	8,817	211,167
Summit State Bank	1,203	16,662
Sussex Bancorp	2,339	67,948
SVB Financial Group (a)	25,344	6,310,149
Texas Capital Bancshares, Inc. (a)(b)	24,848	2,241,290
The Bank of Princeton	2,223	72,314
The First Bancorp, Inc.	5,070	136,687
TowneBank	29,555	843,795
Trico Bancshares	10,875	406,181
TriState Capital Holdings, Inc. (a)	12,981	290,125
Triumph Bancorp, Inc. (a)	11,384	466,175
Trustmark Corp. (b)	17,094	534,017
UMB Financial Corp. (b)	23,605	1,723,165
Umpqua Holdings Corp.	99,178	2,113,483
Union Bankshares Corp.	34,602	1,293,423
Union Bankshares, Inc. (b)	2,141	109,833
United Bankshares, Inc., West Virginia (b)	48,047	1,705,669
United Community Bank, Inc.	32,195	995,147
United Security Bancshares, Inc.	3,330	38,462
Unity Bancorp, Inc.	5,218	107,752
Univest Corp. of Pennsylvania (b)	12,949	354,803
Veritex Holdings, Inc. (a)	12,054	334,619
Washington Trust Bancorp, Inc. (b)	8,281	429,370
Wellesley Bancorp, Inc.	1,635	45,780
WesBanco, Inc.	24,408	1,005,854
West Bancorp., Inc.	5,383	130,807
Westamerica Bancorp. (b)	16,135	924,374
Wintrust Financial Corp.	26,084	2,204,359
Zions Bancorporation (b)	92,318	5,074,720
		157,634,096
Capital Markets - 2.1%
American Capital Senior Floating Ltd.	5,985	64,638
B. Riley Financial, Inc. (b)	14,066	260,221
BGC Partners, Inc. Class A	130,933	1,730,934
Brighthouse Financial, Inc. (b)	58,693	3,185,269
Capital Southwest Corp. (b)	11,586	199,279
Capitala Finance Corp.	9,727	69,159
Carlyle Group LP	46,812	1,069,654
CBOE Global Markets, Inc.	38,108	4,268,477
China Internet Nationwide Financial Services, Inc. (b)	8,846	332,433
CM Finance, Inc. (b)	10,178	82,442
CME Group, Inc.	164,345	27,307,565
Cowen Group, Inc. Class A (a)(b)	12,712	182,417
Diamond Hill Investment Group, Inc.	2,071	424,617
E*TRADE Financial Corp. (a)	129,133	6,744,617
Financial Engines, Inc. (b)	38,695	1,296,283
Hamilton Lane, Inc. Class A (b)	13,762	480,844
Harvest Capital Credit Corp. (b)	3,546	38,368
Hennessy Advisors, Inc.	3,812	70,751
Horizon Technology Finance Corp.	5,112	53,011
iFresh, Inc.	6,078	67,770
Interactive Brokers Group, Inc. (b)	33,365	2,315,531
INTL FCStone, Inc. (a)(b)	15,477	613,663
LPL Financial	46,309	2,976,279
MarketAxess Holdings, Inc. (b)	17,735	3,589,564
Morningstar, Inc.	21,585	2,017,118
Newtek Business Services Corp. (b)	9,984	168,630
Northern Trust Corp.	109,806	11,625,161
SEI Investments Co.	76,394	5,563,775
Siebert Financial Corp. (a)	1,559	11,942
Silvercrest Asset Management Group Class A	5,385	81,314
T. Rowe Price Group, Inc.	115,249	12,896,363
TD Ameritrade Holding Corp.	254,407	14,628,403
The NASDAQ OMX Group, Inc.	81,491	6,580,398
TheStreet.com, Inc. (a)	8,907	10,867
U.S. Global Investments, Inc. Class A (b)	870	2,958
Value Line, Inc.	1,597	29,672
Virtu Financial, Inc. Class A (b)	21,544	639,857
Virtus Investment Partners, Inc. (b)	5,729	704,953
Wins Finance Holdings, Inc. (a)(b)	9,151	1,281,140
WisdomTree Investments, Inc. (b)	80,424	772,875
Yintech Investment Holdings Ltd. sponsored ADR (b)	5,350	49,488
		114,488,700
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	2,291	5,040
Consumer Portfolio Services, Inc. (a)	11,810	44,760
Credit Acceptance Corp. (a)(b)	9,000	2,832,210
Encore Capital Group, Inc. (a)(b)	11,714	501,359
EZCORP, Inc. (non-vtg.) Class A (a)(b)	23,324	303,212
Navient Corp.	120,583	1,562,756
Nicholas Financial, Inc. (a)	4,973	44,409
PRA Group, Inc. (a)(b)	21,422	820,463
SLM Corp. (a)	201,349	2,196,718
World Acceptance Corp. (a)(b)	4,117	442,660
		8,753,587
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,619	39,845
Ability, Inc. (a)(b)	4,624	1,766
China Commercial Credit, Inc. (a)(b)	11,141	14,483
GDS Holdings Ltd. ADR (a)(b)	14,930	391,166
GTY Technology Holdings, Inc. Class A (a)	16,788	166,537
Landcadia Holdings, Inc. (a)	15,779	157,001
LongFin Corp. (a)(b)	21,154	761,967
Marlin Business Services Corp.	7,467	192,649
RBB Bancorp	4,930	126,011
Silver Run Acquisition Corp. II Class A	70,482	520,862
Tiptree, Inc.	15,939	91,649
Varex Imaging Corp. (a)(b)	17,722	618,321
		3,082,257
Insurance - 0.9%
1347 Property Insurance Holdings, Inc. (a)	2,663	17,709
AMBAC Financial Group, Inc. (a)	21,434	324,725
American National Insurance Co.	10,253	1,198,576
Amerisafe, Inc. (b)	8,938	500,528
AmTrust Financial Services, Inc. (b)	96,734	1,157,906
Arch Capital Group Ltd. (a)	60,767	5,362,080
Argo Group International Holdings, Ltd.	17,062	993,862
Atlas Financial Holdings, Inc. (a)	5,400	94,770
Baldwin & Lyons, Inc. Class B	3,068	69,490
Cincinnati Financial Corp. (b)	73,957	5,516,453
CNinsure, Inc. ADR	19,517	651,868
Conifer Holdings, Inc. (a)(b)	3,170	16,326
Donegal Group, Inc. Class A	10,435	164,977
eHealth, Inc. (a)	8,272	134,751
EMC Insurance Group	11,623	303,360
Enstar Group Ltd. (a)	7,699	1,524,402
Erie Indemnity Co. Class A	20,791	2,404,895
Federated National Holding Co.	9,090	140,441
Global Indemnity Ltd.	7,365	272,505
Greenlight Capital Re, Ltd. (a)	14,412	236,357
Hallmark Financial Services, Inc. (a)	9,995	98,251
Health Insurance Innovations, Inc. (a)(b)	5,343	166,702
Infinity Property & Casualty Corp.	5,071	598,124
Investors Title Co.	888	170,940
James River Group Holdings Ltd.	13,807	451,627
Kingstone Companies, Inc.	5,340	101,994
Kinsale Capital Group, Inc. (b)	10,091	494,459
Maiden Holdings Ltd.	46,546	279,276
National General Holdings Corp.	50,855	1,168,648
National Western Life Group, Inc. (b)	1,585	483,425
Navigators Group, Inc.	13,828	745,329
NI Holdings, Inc.	11,932	192,225
Oxbridge Re Holdings Ltd.	1,344	2,755
Principal Financial Group, Inc.	131,051	8,168,409
Safety Insurance Group, Inc.	7,454	531,843
Selective Insurance Group, Inc.	27,122	1,541,886
State Auto Financial Corp. (b)	19,542	538,968
Trupanion, Inc. (a)(b)	14,015	415,264
Unico American Corp. (a)	761	6,392
United Fire Group, Inc.	11,808	525,220
United Insurance Holdings Corp.	20,618	403,082
Willis Group Holdings PLC	63,386	10,008,649
WMI Holdings Corp. (a)	75,317	97,159
		48,276,608
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	172,838	3,100,714
American Capital Mortgage Investment Corp.	22,010	374,170
Manhattan Bridge Capital, Inc.	5,249	32,544
New York Mortgage Trust, Inc. (b)	51,214	282,189
		3,789,617
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	7,237	454,484
Thrifts & Mortgage Finance - 0.3%
America First Tax Exempt Investors LP	39,141	242,674
BankFinancial Corp.	11,061	177,308
Bear State Financial, Inc.	23,034	236,329
Beneficial Bancorp, Inc.	46,500	697,500
BofI Holding, Inc. (a)(b)	29,863	1,110,605
BSB Bancorp, Inc. (a)	6,930	200,970
Capitol Federal Financial, Inc.	68,955	861,248
Carver Bancorp, Inc. (a)	695	1,807
Charter Financial Corp.	10,050	199,493
Citizens Community Bancorp, Inc.	3,814	53,015
Clifton Bancorp, Inc.	16,456	253,752
Dime Community Bancshares, Inc.	18,046	324,828
Entegra Financial Corp. (a)	4,492	126,225
First Capital, Inc.	704	26,273
First Defiance Financial Corp.	5,371	285,791
FS Bancorp, Inc.	2,010	109,143
Greene County Bancorp, Inc. (b)	3,965	144,524
Hingham Institution for Savings	1,454	290,815
HMN Financial, Inc. (a)	449	8,374
Home Bancorp, Inc.	4,663	193,515
HomeStreet, Inc. (a)	13,029	373,932
HopFed Bancorp, Inc.	3,975	61,096
Kearny Financial Corp. (b)	49,137	638,781
Lendingtree, Inc. (a)(b)	5,502	1,917,447
Meridian Bancorp, Inc. Maryland	34,662	694,973
Meta Financial Group, Inc.	4,270	458,598
MMA Capital Management, LLC (a)	3,757	101,815
NMI Holdings, Inc. (a)	28,030	556,396
Northfield Bancorp, Inc.	31,428	487,763
Northwest Bancshares, Inc.	58,201	955,078
OceanFirst Financial Corp. (b)	29,522	764,029
Oritani Financial Corp. (b)	20,530	320,268
PB Bancorp, Inc. (b)	4,855	50,249
Provident Bancorp, Inc. (a)	7,196	166,947
Prudential Bancorp, Inc.	4,228	73,736
Riverview Bancorp, Inc.	11,994	103,628
Severn Bancorp, Inc.	318	2,274
Southern Missouri Bancorp, Inc.	5,303	179,347
TFS Financial Corp.	141,234	2,070,490
Timberland Bancorp, Inc.	4,312	123,108
Trustco Bank Corp., New York	48,207	409,760
United Community Financial Corp.	22,473	207,651
United Financial Bancorp, Inc. New	28,400	443,040
Washington Federal, Inc.	41,375	1,435,713
Waterstone Financial, Inc.	15,946	274,271
Westfield Financial, Inc.	14,410	143,380
WSFS Financial Corp.	20,532	979,376
		19,537,335

TOTAL FINANCIALS		356,016,684

HEALTH CARE - 11.0%
Biotechnology - 6.8%
Abeona Therapeutics, Inc. (a)	17,245	238,843
AC Immune SA (a)(b)	25,953	274,323
ACADIA Pharmaceuticals, Inc. (a)(b)	69,313	1,726,933
Acceleron Pharma, Inc. (a)(b)	27,847	1,167,625
Achaogen, Inc. (a)(b)	19,654	204,991
Achillion Pharmaceuticals, Inc. (a)	65,016	211,302
Acorda Therapeutics, Inc. (a)(b)	21,477	510,079
Adamas Pharmaceuticals, Inc. (a)(b)	11,932	291,737
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	28,605	218,256
ADMA Biologics, Inc. (a)	4,173	15,649
Aduro Biotech, Inc. (a)(b)	63,883	399,269
Adverum Biotechnologies, Inc. (a)	17,955	124,338
Aeglea BioTherapeutics, Inc. (a)	6,942	50,330
AEterna Zentaris, Inc. (a)(b)	7,447	13,330
Affimed NV (a)(b)	10,000	21,250
Agenus, Inc. (a)(b)	39,702	213,994
Agios Pharmaceuticals, Inc. (a)(b)	22,943	1,844,388
Aileron Therapeutics, Inc.	7,052	57,897
Aimmune Therapeutics, Inc. (a)(b)	23,770	772,525
Akebia Therapeutics, Inc. (a)(b)	22,229	317,875
Albireo Pharma, Inc. (a)	5,390	182,182
Alder Biopharmaceuticals, Inc. (a)(b)	35,190	489,141
Aldeyra Therapeutics, Inc. (a)	9,297	76,700
Alexion Pharmaceuticals, Inc. (a)	109,716	12,886,144
Alkermes PLC (a)(b)	73,010	4,167,411
Alnylam Pharmaceuticals, Inc. (a)	48,290	5,802,526
Alpine Immune Sciences, Inc. (a)	1,463	12,860
AMAG Pharmaceuticals, Inc. (a)(b)	28,750	605,188
Amarin Corp. PLC ADR (a)(b)	126,310	438,296
Amgen, Inc. (b)	350,615	64,432,519
Amicus Therapeutics, Inc. (a)(b)	78,689	1,082,761
AnaptysBio, Inc. (a)	12,257	1,504,669
Anavex Life Sciences Corp. (a)(b)	22,119	52,201
Applied Genetic Technologies Corp. (a)	613	2,360
Aptevo Therapeutics, Inc. (a)	14,411	45,683
AquaBounty Technologies, Inc. (a)(b)	4,246	10,360
Aquinox Pharmaceuticals, Inc. (a)	10,637	154,130
Arbutus Biopharma Corp. (a)(b)	14,268	77,761
Arena Pharmaceuticals, Inc. (a)	19,849	769,546
ArQule, Inc. (a)	26,211	43,772
Array BioPharma, Inc. (a)	107,336	1,859,060
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,288	131,466
Ascendis Pharma A/S sponsored ADR (a)	13,975	869,105
Atara Biotherapeutics, Inc. (a)	14,953	576,064
Athersys, Inc. (a)(b)	57,904	79,328
aTyr Pharma, Inc. (a)(b)	5,317	15,685
Audentes Therapeutics, Inc. (a)	13,459	453,434
Aurinia Pharmaceuticals, Inc. (a)(b)	24,941	129,943
AVEO Pharmaceuticals, Inc. (a)(b)	62,233	177,986
Avid Bioservices, Inc. (a)(b)	21,157	52,046
BeiGene Ltd. ADR (a)(b)	13,348	1,915,038
Bellicum Pharmaceuticals, Inc. (a)(b)	14,882	103,430
BioCryst Pharmaceuticals, Inc. (a)(b)	39,624	196,931
Biogen, Inc. (a)	102,846	29,721,466
BioLine RX Ltd. sponsored ADR (a)(b)	25,413	25,408
BioMarin Pharmaceutical, Inc. (a)	85,655	6,952,616
Biospecifics Technologies Corp. (a)	4,070	164,835
Bioverativ, Inc. (a)	51,430	5,383,692
bluebird bio, Inc. (a)(b)	21,646	4,350,846
Blueprint Medicines Corp. (a)	18,110	1,567,602
BrainStorm Cell Therpeutic, Inc. (a)(b)	9,690	29,748
Calithera Biosciences, Inc. (a)(b)	16,354	125,926
Calyxt, Inc. (b)	14,176	260,413
Cancer Genetics, Inc. (a)(b)	9,356	15,905
Capricor Therapeutics, Inc. (a)(b)	12,301	22,388
Cara Therapeutics, Inc. (a)(b)	12,675	177,197
CareDx, Inc. (a)	5,786	33,675
Cascadian Therapeutics, Inc. (a)	20,438	203,767
CASI Pharmaceuticals, Inc. (a)	514	1,778
Catalyst Biosciences, Inc. (a)	75	1,898
Catalyst Pharmaceutical Partners, Inc. (a)	48,487	154,674
Celgene Corp. (a)	381,890	33,270,257
Celldex Therapeutics, Inc. (a)(b)	58,440	131,490
Cellectis SA sponsored ADR (a)(b)	4,666	145,673
Cellular Biomedicine Group, Inc. (a)(b)	3,408	52,313
Celsion Corp. (a)	776	1,661
ChemoCentryx, Inc. (a)	23,177	225,280
Chiasma, Inc. (a)	5,244	8,128
Chimerix, Inc. (a)	10,239	49,762
China Biologic Products Holdings, Inc.	12,709	1,027,396
Cidara Therapeutics, Inc. (a)(b)	2,155	14,439
Cleveland Biolabs, Inc. (a)(b)	4,912	17,339
Clovis Oncology, Inc. (a)(b)	23,365	1,356,806
Coherus BioSciences, Inc. (a)(b)	30,728	304,207
Conatus Pharmaceuticals, Inc. (a)(b)	13,278	69,046
Concert Pharmaceuticals, Inc. (a)	10,741	235,013
ContraFect Corp. (a)	12,357	20,883
Corbus Pharmaceuticals Holdings, Inc. (a)	23,447	173,508
Corvus Pharmaceuticals, Inc. (a)(b)	12,335	101,024
CRISPR Therapeutics AG (a)	18,386	890,986
CTI BioPharma Corp. (a)	18,855	75,797
Curis, Inc. (a)	10,988	5,439
Cyclacel Pharmaceuticals, Inc. (a)(b)	2,985	4,567
Cytokinetics, Inc. (a)	23,162	179,506
CytomX Therapeutics, Inc. (a)	17,443	518,232
CytRx Corp. (a)(b)	10,384	16,199
DBV Technologies SA sponsored ADR (a)(b)	11,936	254,953
DelMar Pharmaceuticals, Inc. (a)(b)	4,500	5,175
Dicerna Pharmaceuticals, Inc. (a)(b)	14,994	191,323
Dyax Corp. rights 12/31/19 (a)(c)	43,075	149,040
Dynavax Technologies Corp. (a)(b)	19,428	313,762
Eagle Pharmaceuticals, Inc. (a)(b)	7,045	395,506
Edge Therapeutics, Inc. (a)(b)	14,054	211,513
Editas Medicine, Inc. (a)(b)	18,787	688,356
Eiger Biopharmaceuticals, Inc. (a)(b)	4,713	43,595
Eleven Biotherapeutics, Inc. (a)(b)	16,656	15,823
Enanta Pharmaceuticals, Inc. (a)	8,653	680,299
Epizyme, Inc. (a)(b)	30,209	534,699
Esperion Therapeutics, Inc. (a)	12,566	1,010,432
Exact Sciences Corp. (a)(b)	50,225	2,240,537
Exelixis, Inc. (a)	138,840	3,582,072
Fate Therapeutics, Inc. (a)(b)	16,845	189,675
Fibrocell Science, Inc. (a)	3,914	2,172
FibroGen, Inc. (a)	39,227	2,161,408
Five Prime Therapeutics, Inc. (a)	14,379	305,698
Flexion Therapeutics, Inc. (a)(b)	15,521	393,613
Fortress Biotech, Inc. (a)(b)	23,750	101,175
Forward Pharma A/S sponsored ADR (a)	3,498	9,899
Foundation Medicine, Inc. (a)(b)	16,808	1,390,862
Galapagos Genomics NV sponsored ADR (a)	5,938	618,799
Galectin Therapeutics, Inc. (a)(b)	16,710	68,678
Galmed Pharmaceuticals Ltd. (a)	6,865	35,149
Genomic Health, Inc. (a)	16,244	519,808
GenVec, Inc. rights (c)	385	0
Geron Corp. (a)(b)	71,402	164,939
Gilead Sciences, Inc.	632,564	49,801,764
Global Blood Therapeutics, Inc. (a)(b)	20,635	1,210,243
GlycoMimetics, Inc. (a)(b)	16,132	371,197
Grifols SA ADR	69,116	1,506,729
GTx, Inc. (a)	7,242	115,944
Halozyme Therapeutics, Inc. (a)(b)	66,420	1,305,817
Heron Therapeutics, Inc. (a)(b)	17,185	349,715
Idera Pharmaceuticals, Inc. (a)(b)	66,555	117,802
Immune Design Corp. (a)(b)	12,481	36,195
ImmunoGen, Inc. (a)(b)	75,104	834,405
Immunomedics, Inc. (a)(b)	76,820	1,299,026
Incyte Corp. (a)(b)	101,584	8,650,893
Infinity Pharmaceuticals, Inc. (a)(b)	24,223	45,539
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	205,554
Insmed, Inc. (a)(b)	43,109	1,043,669
Insys Therapeutics, Inc. (a)(b)	18,400	134,136
Intec Pharma Ltd. (a)(b)	6,625	39,419
Intellia Therapeutics, Inc. (a)	16,634	434,147
Intercept Pharmaceuticals, Inc. (a)(b)	15,027	897,563
Ionis Pharmaceuticals, Inc. (a)(b)	58,803	3,105,974
Iovance Biotherapeutics, Inc. (a)	34,099	591,618
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	64,028	909,198
Jounce Therapeutics, Inc. (a)(b)	18,402	387,914
Juno Therapeutics, Inc. (a)	56,221	4,878,296
Kalvista Pharmaceuticals, Inc. (a)(b)	4,913	51,046
Kamada (a)(b)	16,824	87,485
Karyopharm Therapeutics, Inc. (a)	24,434	360,890
Keryx Biopharmaceuticals, Inc. (a)(b)	48,559	222,886
Kindred Biosciences, Inc. (a)	7,346	65,379
Kura Oncology, Inc. (a)	11,058	249,911
La Jolla Pharmaceutical Co. (a)(b)	9,021	280,192
Leap Therapeutics, Inc. (a)	4,221	27,901
Lexicon Pharmaceuticals, Inc. (a)(b)	49,400	426,322
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	9,734	1,478,497
General CVR (a)	1,518	20
Glucagon CVR (a)	1,518	91
rights (a)	1,518	15
TR Beta CVR (a)	1,518	20
Loxo Oncology, Inc. (a)(b)	13,653	1,518,487
Macrogenics, Inc. (a)(b)	16,777	420,935
Madrigal Pharmaceuticals, Inc. (a)(b)	5,723	721,327
MannKind Corp. (a)(b)	45,814	134,235
MediciNova, Inc. (a)(b)	17,257	180,336
MEI Pharma, Inc. (a)	19,671	43,571
Mesoblast Ltd. sponsored ADR (a)	2,255	16,371
MiMedx Group, Inc. (a)(b)	51,434	364,667
Minerva Neurosciences, Inc. (a)(b)	24,820	130,305
Miragen Therapeutics, Inc. (a)	9,677	53,707
Mirati Therapeutics, Inc. (a)(b)	10,952	297,347
Molecular Templates, Inc. (a)	9,489	88,058
Momenta Pharmaceuticals, Inc. (a)	35,316	602,138
Myriad Genetics, Inc. (a)(b)	31,446	1,019,479
NantKwest, Inc. (a)(b)	31,883	141,561
Natera, Inc. (a)(b)	44,031	396,279
Neuralstem, Inc. (a)(b)	7,185	10,849
Neurocrine Biosciences, Inc. (a)(b)	42,658	3,601,615
NewLink Genetics Corp. (a)(b)	13,869	99,579
Novavax, Inc. (a)(b)	244,379	530,302
Novelion Therapeutics, Inc. (a)(b)	10,729	44,418
Novelion Therapeutics, Inc.:
warrants (a)(c)	35,660	0
warrants (a)(c)	35,660	0
Nymox Pharmaceutical Corp. (a)(b)	26,172	84,536
OncoMed Pharmaceuticals, Inc. (a)	9,989	23,274
Onconova Therapeutics, Inc. (a)	282	307
OncoSec Medical, Inc. (a)(b)	4,800	8,688
Opko Health, Inc. (a)(b)	301,510	1,022,119
Organovo Holdings, Inc. (a)(b)	1,611	1,627
Ovid Therapeutics, Inc.	13,166	86,764
PDL BioPharma, Inc. (a)(b)	72,841	174,818
Pieris Pharmaceuticals, Inc. (a)	22,483	191,555
Pluristem Therapeutics, Inc. (a)(b)	41,630	59,531
Polarityte, Inc. (a)(b)	2,379	43,060
Portola Pharmaceuticals, Inc. (a)	35,710	1,511,247
Prana Biotechnology Ltd. ADR (a)(b)	548	1,469
Progenics Pharmaceuticals, Inc. (a)(b)	34,412	229,872
ProQR Therapeutics BV (a)(b)	6,363	21,316
Protagonist Therapeutics, Inc. (a)	9,864	167,195
Proteon Therapeutics, Inc. (a)	2,550	5,738
Proteostasis Therapeutics, Inc. (a)(b)	3,240	9,688
Prothena Corp. PLC (a)(b)	17,566	591,799
PTC Therapeutics, Inc. (a)	19,883	511,987
Puma Biotechnology, Inc. (a)(b)	18,676	1,220,477
Ra Pharmaceuticals, Inc. (a)	10,044	64,081
Radius Health, Inc. (a)(b)	20,420	777,798
Recro Pharma, Inc. (a)	8,008	72,152
Regeneron Pharmaceuticals, Inc. (a)	51,435	16,481,831
REGENXBIO, Inc. (a)	15,148	430,961
Regulus Therapeutics, Inc. (a)(b)	29,282	32,503
Repligen Corp. (a)(b)	28,337	971,676
Retrophin, Inc. (a)(b)	19,210	480,634
Rigel Pharmaceuticals, Inc. (a)	59,089	222,175
Sage Therapeutics, Inc. (a)	20,530	3,312,721
Sangamo Therapeutics, Inc. (a)(b)	38,666	926,051
Sarepta Therapeutics, Inc. (a)(b)	30,921	1,940,911
Savara, Inc. (a)	10,801	120,107
Seattle Genetics, Inc. (a)(b)	68,330	3,689,820
Selecta Biosciences, Inc. (a)(b)	9,175	84,043
Seres Therapeutics, Inc. (a)(b)	40,160	381,520
Shire PLC sponsored ADR	36,102	4,621,056
Sienna Biopharmaceuticals, Inc.	9,579	150,199
Sierra Oncology, Inc. (a)(b)	35,365	91,242
Sinovac Biotech Ltd. (a)	27,717	228,111
Sophiris Bio, Inc. (a)(b)	19,042	39,988
Sorrento Therapeutics, Inc. (a)(b)	57,635	573,468
Spark Therapeutics, Inc. (a)(b)	17,659	1,008,329
Spectrum Pharmaceuticals, Inc. (a)(b)	38,582	829,899
Stemline Therapeutics, Inc. (a)(b)	11,610	199,112
Strongbridge Biopharma PLC (a)(b)	20,758	151,533
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	19,415
Sunesis Pharmaceuticals, Inc. (a)(b)	9,067	61,656
Syndax Pharmaceuticals, Inc. (a)(b)	11,481	103,788
Syros Pharmaceuticals, Inc. (a)(b)	12,369	130,369
T2 Biosystems, Inc. (a)(b)	2,829	14,852
Tapimmune, Inc. (a)	4,601	14,861
TESARO, Inc. (a)(b)	25,892	1,430,015
TG Therapeutics, Inc. (a)(b)	24,653	345,142
TiGenix NV ADR (a)	505	20,857
Tobira Therapeutics, Inc. rights (a)(c)	6,103	43,881
TRACON Pharmaceuticals, Inc. (a)(b)	7,442	16,558
Trillium Therapeutics, Inc. (a)	4,186	30,976
Ultragenyx Pharmaceutical, Inc. (a)(b)	19,667	940,279
uniQure B.V. (a)(b)	12,330	313,429
United Therapeutics Corp. (a)	20,481	2,372,724
Vanda Pharmaceuticals, Inc. (a)	22,639	426,745
Vaxart, Inc. (a)	641	3,577
VBI Vaccines, Inc. (a)(b)	17,425	63,950
VBL Therapeutics (a)(b)	11,422	71,959
Veracyte, Inc. (a)	15,444	92,973
Verastem, Inc. (a)(b)	17,407	53,265
Vericel Corp. (a)	18,264	146,112
Vertex Pharmaceuticals, Inc. (a)	124,003	20,588,218
Vital Therapies, Inc. (a)(b)	12,663	67,747
Voyager Therapeutics, Inc. (a)(b)	12,845	369,037
vTv Therapeutics, Inc. Class A (a)	3,233	18,266
Xbiotech, Inc. (a)(b)	9,768	47,082
Xencor, Inc. (a)(b)	21,652	663,201
Xenon Pharmaceuticals, Inc. (a)	7,695	28,856
XOMA Corp. (a)(b)	4,636	124,430
Zafgen, Inc. (a)	12,016	94,446
Zealand Pharma A/S sponsored ADR	3,706	57,591
ZIOPHARM Oncology, Inc. (a)(b)	61,080	227,828
		377,230,456
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	10,611	707,435
Abiomed, Inc. (a)	20,903	5,605,767
Accuray, Inc. (a)(b)	36,599	203,124
Aethlon Medical, Inc. (a)(b)	3,425	5,172
Align Technology, Inc. (a)(b)	39,061	10,254,294
Analogic Corp.	5,719	477,537
Angiodynamics, Inc. (a)	17,124	278,950
Anika Therapeutics, Inc. (a)(b)	7,319	380,954
Antares Pharma, Inc. (a)(b)	78,736	173,219
Atossa Genetics, Inc. (a)	289	191
Atricure, Inc. (a)	15,072	266,322
Atrion Corp. (b)	875	515,288
AxoGen, Inc. (a)(b)	15,846	462,703
Bellerophon Therapeutics, Inc. (a)	18,047	34,831
BioLase Technology, Inc. (a)	32,685	13,564
Cardiovascular Systems, Inc. (a)	15,368	365,451
Cerus Corp. (a)	45,986	196,820
Cesca Therapeutics, Inc. (a)	5,298	14,834
Chembio Diagnostics, Inc. (a)(b)	7,945	60,382
Chf Solutions, Inc. (a)	24	75
Cogentix Medical, Inc. (a)	21,892	67,646
ConforMis, Inc. (a)	11,926	16,219
CONMED Corp.	12,739	771,092
CryoPort, Inc. (a)(b)	15,392	139,452
Cutera, Inc. (a)	6,383	287,554
CytoSorbents Corp. (a)(b)	8,134	63,852
Dare Bioscience, Inc. (a)	75	96
Dentsply Sirona, Inc.	112,016	6,279,617
DexCom, Inc. (a)(b)	39,444	2,214,386
EDAP TMS SA sponsored ADR (a)	18,494	44,571
Ekso Bionics Holdings, Inc. (a)(b)	9,233	14,126
Endologix, Inc. (a)(b)	57,137	229,691
Entellus Medical, Inc. (a)	15,859	380,616
Fonar Corp. (a)	3,366	83,140
Genmark Diagnostics, Inc. (a)(b)	47,850	197,142
Heska Corp. (a)	3,419	232,424
Hologic, Inc. (a)(b)	135,833	5,274,395
ICU Medical, Inc. (a)	9,353	2,162,881
IDEXX Laboratories, Inc. (a)	42,495	7,956,339
Inogen, Inc. (a)	10,352	1,250,729
Insulet Corp. (a)(b)	26,665	2,002,275
Integra LifeSciences Holdings Corp. (a)(b)	38,010	2,004,267
Intuitive Surgical, Inc. (a)	54,415	23,205,277
InVivo Therapeutics Holdings Corp. (a)(b)	5,345	2,512
Invuity, Inc. (a)	8,464	35,126
IRadimed Corp. (a)(b)	4,579	59,527
iRhythm Technologies, Inc. (a)	10,178	632,563
Iridex Corp. (a)	4,918	28,475
K2M Group Holdings, Inc. (a)	19,456	402,934
Kewaunee Scientific Corp.	1,782	53,015
Lantheus Holdings, Inc. (a)	17,222	263,497
LeMaitre Vascular, Inc.	8,657	300,917
Lianluo Smart Ltd. (a)	837	2,444
LivaNova PLC (a)	22,866	2,051,995
Masimo Corp. (a)	24,707	2,162,604
Mazor Robotics Ltd. sponsored ADR (a)(b)	6,636	420,855
Meridian Bioscience, Inc. (b)	19,834	276,684
Merit Medical Systems, Inc. (a)	23,072	1,049,776
Misonix, Inc. (a)(b)	4,210	42,521
Natus Medical, Inc. (a)	15,850	493,728
Neogen Corp. (a)(b)	24,926	1,452,438
Neovasc, Inc. (a)	11,628	2,628
Novocure Ltd. (a)	40,652	835,399
NuVasive, Inc. (a)(b)	23,632	1,142,844
Nuvectra Corp. (a)	5,013	53,489
NxStage Medical, Inc. (a)	30,396	707,619
Obalon Therapeutics, Inc. (a)(b)	8,656	34,797
OraSure Technologies, Inc. (a)	27,658	477,377
Orthofix International NV (a)	8,799	492,832
Oxford Immunotec Global PLC (a)(b)	13,601	148,251
Pulse Biosciences, Inc. (a)(b)	6,881	127,299
Quidel Corp. (a)(b)	15,491	675,717
Quotient Ltd. (a)(b)	18,545	85,307
Rockwell Medical Technologies, Inc. (a)(b)	27,519	160,436
RTI Biologics, Inc. (a)	28,247	120,050
Seaspine Holdings Corp. (a)	6,763	68,374
Second Sight Medical Products, Inc. (a)(b)	16,807	25,042
Sientra, Inc. (a)(b)	10,706	102,242
Staar Surgical Co. (a)(b)	23,445	368,087
STRATA Skin Sciences, Inc. (a)	62	81
SurModics, Inc. (a)	8,124	244,532
Synergetics U.S.A., Inc. (a)(c)	7,788	0
Tactile Systems Technology, Inc. (a)(b)	8,222	266,064
Trinity Biotech PLC sponsored ADR (a)	8,744	47,742
Utah Medical Products, Inc.	2,210	196,027
Vermillion, Inc. (a)(b)	26,233	39,350
ViewRay, Inc. (a)(b)	28,906	240,209
Viveve Medical, Inc. (a)(b)	9,403	40,715
Wright Medical Group NV (a)(b)	48,692	990,882
Zosano Pharma Corp. (a)(b)	958	5,978
		92,325,681
Health Care Providers & Services - 0.7%
Acadia Healthcare Co., Inc. (a)(b)	44,614	1,699,793
Aceto Corp.	17,176	123,152
Addus HomeCare Corp. (a)	6,112	209,947
Almost Family, Inc. (a)	6,345	374,038
Amedisys, Inc. (a)	15,976	945,939
BioScrip, Inc. (a)(b)	56,176	177,516
BioTelemetry, Inc. (a)(b)	16,091	519,739
Corvel Corp. (a)	10,096	494,199
Cross Country Healthcare, Inc. (a)	19,440	251,748
Digirad Corp.	12,246	25,104
Express Scripts Holding Co. (a)	271,711	20,500,595
Five Star Sr Living, Inc. (a)	17,859	25,896
G1 Therapeutics, Inc. (b)	13,215	298,527
HealthEquity, Inc. (a)(b)	27,957	1,609,764
Henry Schein, Inc. (a)(b)	75,983	5,029,315
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	21,619	355,849
Interpace Diagnostics Group, Inc. (a)	171	173
LHC Group, Inc. (a)	8,510	547,874
LifePoint Hospitals, Inc. (a)(b)	19,261	887,932
Magellan Health Services, Inc. (a)	10,962	1,106,066
National Research Corp.:
Class A	11,767	333,006
Class B	356	17,836
National Vision Holdings, Inc. (b)	35,349	1,221,661
Patterson Companies, Inc. (b)	44,239	1,397,068
Premier, Inc. (a)(b)	24,650	817,148
Providence Service Corp. (a)	6,341	403,034
Psychemedics Corp.	2,537	53,861
R1 RCM, Inc. (a)(b)	55,435	363,654
RadNet, Inc. (a)	26,169	261,690
Sharps Compliance Corp. (a)	5,820	26,423
The Ensign Group, Inc. (b)	24,619	657,327
The Joint Corp. (a)	5,488	27,275
Tivity Health, Inc. (a)	16,406	632,451
		41,395,600
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	84,471	1,171,613
athenahealth, Inc. (a)(b)	19,161	2,677,558
Cerner Corp. (a)	160,722	10,311,924
Computer Programs & Systems, Inc. (b)	7,192	214,322
Fulgent Genetics, Inc. (a)(b)	8,707	41,707
HealthStream, Inc.	14,558	351,721
HMS Holdings Corp. (a)	39,826	638,809
iCAD, Inc. (a)	7,155	24,542
Inovalon Holdings, Inc. Class A (a)(b)	30,752	369,024
Medidata Solutions, Inc. (a)(b)	30,082	1,975,184
NantHealth, Inc. (a)(b)	50,901	153,721
Omnicell, Inc. (a)	22,397	977,629
Quality Systems, Inc. (a)	28,535	358,114
Simulations Plus, Inc.	8,998	139,919
Streamline Health Solutions, Inc. (a)	5,177	9,629
Tabula Rasa HealthCare, Inc. (a)(b)	9,318	301,065
		19,716,481
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	23,645	621,864
Bio-Techne Corp.	20,205	2,855,775
Bruker Corp.	76,381	2,341,078
Champions Oncology, Inc. (a)	7,123	24,859
ChromaDex, Inc. (a)	23,441	127,753
Compugen Ltd. (a)(b)	25,643	102,572
Fluidigm Corp. (a)(b)	15,450	104,597
Harvard Bioscience, Inc. (a)	16,454	77,334
ICON PLC (a)	25,562	2,896,430
Illumina, Inc. (a)	70,953	16,178,703
INC Research Holdings, Inc. Class A (a)	49,023	2,054,064
Luminex Corp.	21,339	418,458
Medpace Holdings, Inc. (a)	18,942	607,091
Nanostring Technologies, Inc. (a)	24,059	154,218
NeoGenomics, Inc. (a)(b)	39,416	331,094
Pacific Biosciences of California, Inc. (a)(b)	55,521	132,140
PRA Health Sciences, Inc. (a)	33,196	2,788,464
pSivida Corp. (a)	15,200	15,960
		31,832,454
Pharmaceuticals - 0.8%
Acasti Pharma, Inc. (a)	1,813	1,813
AcelRx Pharmaceuticals, Inc. (a)(b)	24,352	43,834
Aclaris Therapeutics, Inc. (a)(b)	23,252	463,645
Adamis Pharmaceuticals Corp. (a)(b)	15,605	46,815
Aerie Pharmaceuticals, Inc. (a)(b)	18,166	929,191
Agile Therapeutics, Inc. (a)(b)	10,487	38,068
Akcea Therapeutics, Inc. (b)	32,985	559,755
Akorn, Inc. (a)	66,088	1,119,531
Alcobra Pharma Ltd. (a)(b)	1,575	8,820
Alimera Sciences, Inc. (a)(b)	20,331	26,430
Amphastar Pharmaceuticals, Inc. (a)(b)	20,885	383,449
ANI Pharmaceuticals, Inc. (a)	5,532	354,435
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Apricus Biosciences, Inc. (a)(b)	929	855
Aratana Therapeutics, Inc. (a)(b)	19,628	73,016
Assembly Biosciences, Inc. (a)	11,817	670,497
AstraZeneca PLC rights (a)(c)	3,011	0
Athenex, Inc. (b)	37,801	598,768
Auris Medical Holding AG (a)(b)	12,197	3,171
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	12,680	105,371
Avexis, Inc. (a)	14,749	1,824,894
Axsome Therapeutics, Inc. (a)(b)	11,637	29,674
BeyondSpring, Inc. (b)	10,390	212,995
Bio Path Holdings, Inc. (a)	1,184	2,001
Biodelivery Sciences International, Inc. (a)	25,909	58,295
Cardiome Pharma Corp. (a)(b)	9,404	13,118
Clearside Biomedical, Inc. (a)(b)	11,815	76,325
Clementia Pharmaceuticals, Inc. (b)	15,203	242,336
Collegium Pharmaceutical, Inc. (a)(b)	13,791	330,846
Corcept Therapeutics, Inc. (a)(b)	53,716	815,946
Corium International, Inc. (a)(b)	18,409	239,317
Cumberland Pharmaceuticals, Inc. (a)	7,820	51,768
CymaBay Therapeutics, Inc. (a)	15,586	232,076
DepoMed, Inc. (a)(b)	43,481	298,714
Dermira, Inc. (a)(b)	19,729	507,233
Dova Pharmaceuticals, Inc. (b)	10,618	321,301
Durect Corp. (a)	68,611	83,705
Endocyte, Inc. (a)(b)	24,909	147,710
Evofem Biosciences, Inc. (a)	806	5,698
Evoke Pharma, Inc. (a)(b)	7,184	14,009
Flex Pharma, Inc. (a)(b)	3,588	14,711
Foamix Pharmaceuticals Ltd. (a)(b)	19,970	118,822
Gemphire Therapeutics, Inc. (a)(b)	5,967	40,516
GW Pharmaceuticals PLC ADR (a)(b)	11,304	1,284,587
Horizon Pharma PLC (a)	76,797	1,119,700
Hutchison China Meditech Ltd. sponsored ADR (a)	6,554	220,575
Impax Laboratories, Inc. (a)(b)	35,070	715,428
Imprimis Pharmaceuticals, Inc. (a)(b)	10,102	18,386
Innocoll Holdings PLC rights 12/31/99 (c)	9,257	0
Innoviva, Inc. (a)(b)	77,944	1,208,911
IntelliPharmaCeutics International Corp. (a)(b)	13,756	8,800
Intersect ENT, Inc. (a)	13,285	489,552
Intra-Cellular Therapies, Inc. (a)(b)	20,667	400,320
Jazz Pharmaceuticals PLC (a)	28,482	4,124,194
Juniper Pharmaceuticals, Inc. (a)	6,485	54,474
Kala Pharmaceuticals, Inc. (b)	12,101	170,019
KemPharm, Inc. (a)(b)	8,237	48,186
Lipocine, Inc. (a)(b)	9,996	18,992
Marinus Pharmaceuticals, Inc. (a)	8,484	43,693
MediWound Ltd. (a)(b)	10,429	40,673
Melinta Therapeutics, Inc. (a)(b)	1,263	15,724
Mersana Therapeutics, Inc. (b)	8,132	140,765
Merus B.V. (a)(b)	9,402	164,629
Mustang Bio, Inc. (a)(b)	6,606	71,675
Mylan NV (a)	261,971	10,562,671
MyoKardia, Inc. (a)(b)	17,398	1,012,564
Nabriva Therapeutics PLC	12,089	62,137
Nektar Therapeutics (a)(b)	76,594	6,629,977
Neos Therapeutics, Inc. (a)(b)	13,274	110,174
Novan, Inc. (a)(b)	4,231	13,328
Novus Therapeutics, Inc. (a)(b)	372	1,399
Omeros Corp. (a)(b)	20,720	209,272
Oncobiologics, Inc. (a)	11,165	12,728
Oramed Pharmaceuticals, Inc. (a)	5,403	39,172
Pacira Pharmaceuticals, Inc. (a)	19,021	595,357
Pain Therapeutics, Inc. (a)(b)	2,571	16,712
Paratek Pharmaceuticals, Inc. (a)	12,912	169,147
Pernix Therapeutics Holdings, Inc. (a)(b)	4,587	11,926
Phibro Animal Health Corp. Class A	8,993	345,781
ProPhase Labs, Inc. (a)	1,566	3,680
Pulmatrix, Inc. (a)(b)	7,937	11,112
Reata Pharmaceuticals, Inc. (a)(b)	10,014	241,237
Revance Therapeutics, Inc. (a)	14,744	456,327
SCYNEXIS, Inc. (a)(b)	9,903	16,241
Supernus Pharmaceuticals, Inc. (a)(b)	24,709	961,180
Tetraphase Pharmaceuticals, Inc. (a)	20,280	56,987
The Medicines Company (a)(b)	34,354	1,051,919
TherapeuticsMD, Inc. (a)(b)	118,761	593,805
Theravance Biopharma, Inc. (a)(b)	25,289	666,618
Titan Pharmaceuticals, Inc. (a)(b)	7,882	7,882
UroGen Pharma Ltd. (b)	7,145	376,256
VIVUS, Inc. (a)(b)	18,394	7,834
WAVE Life Sciences (a)(b)	13,451	685,328
Zogenix, Inc. (a)(b)	19,447	824,553
Zynerba Pharmaceuticals, Inc. (a)	6,159	59,989
		47,282,050

TOTAL HEALTH CARE		609,782,722

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)(b)	11,767	585,055
Arotech Corp. (a)(b)	12,878	42,497
Astronics Corp. (a)(b)	13,979	538,890
Astrotech Corp. (a)(b)	716	2,055
Axon Enterprise, Inc. (a)(b)	24,516	853,892
Elbit Systems Ltd. (b)	20,615	2,968,766
KEYW Holding Corp. (a)(b)	33,591	252,268
KLX, Inc. (a)	23,375	1,582,020
Kratos Defense & Security Solutions, Inc. (a)(b)	59,238	713,818
Mercury Systems, Inc. (a)(b)	22,353	1,027,567
RADA Electronic Industries Ltd. (a)(b)	26,723	53,980
TAT Technologies Ltd.	4,822	48,220
		8,669,028
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	27,857	737,375
Atlas Air Worldwide Holdings, Inc. (a)(b)	12,202	742,492
C.H. Robinson Worldwide, Inc. (b)	63,984	5,973,546
Echo Global Logistics, Inc. (a)	13,301	351,811
Expeditors International of Washington, Inc. (b)	78,321	5,087,732
Forward Air Corp.	14,204	767,016
Hub Group, Inc. Class A (a)	15,876	692,987
		14,352,959
Airlines - 0.5%
Allegiant Travel Co. (b)	7,775	1,292,983
American Airlines Group, Inc.	231,885	12,579,761
Hawaiian Holdings, Inc. (b)	26,030	937,080
JetBlue Airways Corp. (a)	166,804	3,511,224
Ryanair Holdings PLC sponsored ADR (a)(b)	48,188	5,843,277
SkyWest, Inc. (b)	26,662	1,461,078
		25,625,403
Building Products - 0.1%
AAON, Inc. (b)	24,922	915,884
American Woodmark Corp. (a)	7,448	956,323
Apogee Enterprises, Inc.	13,042	562,632
Builders FirstSource, Inc. (a)(b)	52,023	997,801
Caesarstone Sdot-Yam Ltd. (b)	16,661	360,711
China Ceramics Co. Ltd. (a)	187	325
CSW Industrials, Inc. (a)	8,084	370,651
Gibraltar Industries, Inc. (a)(b)	14,548	504,816
Insteel Industries, Inc.	8,597	242,779
Patrick Industries, Inc. (a)	12,058	740,964
Universal Forest Products, Inc.	29,010	955,589
		6,608,475
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)	19,202	488,115
CECO Environmental Corp.	2,108	8,664
China Recycling Energy Corp. (a)(b)	1,607	3,246
Cintas Corp.	49,551	8,456,374
Copart, Inc. (a)(b)	107,193	5,017,704
Essendant, Inc.	2,961	23,510
Fuel Tech, Inc. (a)	2,055	2,240
Healthcare Services Group, Inc. (b)	32,478	1,475,476
Heritage-Crystal Clean, Inc. (a)	10,757	215,140
Herman Miller, Inc.	25,497	915,342
Hudson Technologies, Inc. (a)(b)	20,528	125,221
Industrial Services of America, Inc. (a)	694	1,485
InnerWorkings, Inc. (a)(b)	29,464	271,953
Interface, Inc.	29,804	721,257
Intersections, Inc. (a)(b)	11,661	23,555
Kimball International, Inc. Class B	19,373	318,298
Matthews International Corp. Class A	15,306	784,433
McGrath RentCorp.	12,344	624,853
Mobile Mini, Inc.	21,883	917,992
Multi-Color Corp. (b)	10,631	673,474
Odyssey Marine Exploration, Inc. (a)(b)	4,993	21,220
Performant Financial Corp. (a)	18,514	49,432
Perma-Fix Environmental Services, Inc. (a)	661	2,578
Pointer Telocation Ltd. (a)	3,830	58,982
SP Plus Corp. (a)	10,909	392,724
Stericycle, Inc. (a)(b)	40,269	2,523,658
Tetra Tech, Inc.	27,164	1,329,678
U.S. Ecology, Inc.	10,215	540,374
Virco Manufacturing Co.	609	2,741
VSE Corp.	5,884	285,374
		26,275,093
Construction & Engineering - 0.0%
Aegion Corp. (a)	17,040	391,238
Great Lakes Dredge & Dock Corp. (a)(b)	18,480	84,084
Ies Holdings, Inc. (a)(b)	9,715	149,125
Layne Christensen Co. (a)(b)	14,133	219,062
Limbach Holdings, Inc. (a)(b)	4,323	52,741
MYR Group, Inc. (a)	8,079	261,356
Northwest Pipe Co. (a)(b)	2,043	35,814
NV5 Holdings, Inc. (a)(b)	4,878	210,974
Primoris Services Corp.	24,544	611,146
Sterling Construction Co., Inc. (a)	15,145	182,952
		2,198,492
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	4,240	132,924
American Superconductor Corp. (a)(b)	6,555	31,005
Ballard Power Systems, Inc. (a)(b)	85,699	321,906
Broadwind Energy, Inc. (a)	6,588	14,625
Encore Wire Corp.	9,806	513,834
Energous Corp. (a)(b)	9,632	212,386
Energy Focus, Inc. (a)(b)	4,044	10,353
Enphase Energy, Inc. (a)(b)	27,458	91,161
FuelCell Energy, Inc. (a)(b)	31,827	52,515
Highpower International, Inc. (a)(b)	10,264	33,358
Hydrogenics Corp. (a)(b)	12,364	109,421
Ideal Power, Inc. (a)(b)	3,212	3,822
LSI Industries, Inc.	17,145	133,902
Orion Energy Systems, Inc. (a)(b)	11,781	10,014
Pioneer Power Solutions, Inc. (a)(b)	3,776	26,054
Plug Power, Inc. (a)(b)	101,798	189,344
Polar Power, Inc. (a)(b)	5,654	23,973
Powell Industries, Inc.	6,368	169,580
Preformed Line Products Co.	3,355	203,950
Revolution Lighting Technologies, Inc. (a)(b)	5,784	19,723
Sunrun, Inc. (a)(b)	52,719	352,690
TPI Composites, Inc. (a)	16,176	320,608
Ultralife Corp. (a)	6,195	49,870
Vicor Corp. (a)	13,636	351,127
		3,378,145
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	76,702	4,186,395
Raven Industries, Inc. (b)	17,087	580,104
		4,766,499
Machinery - 0.6%
Altra Industrial Motion Corp.	13,861	601,567
American Railcar Industries, Inc. (b)	9,681	360,617
ARC Group Worldwide, Inc. (a)(b)	7,999	15,998
Astec Industries, Inc. (b)	11,101	653,849
Blue Bird Corp. (a)	11,500	266,800
Chart Industries, Inc. (a)(b)	14,527	800,583
Columbus McKinnon Corp. (NY Shares)	10,776	382,548
Commercial Vehicle Group, Inc. (a)	15,164	153,156
Dmc Global, Inc.	9,729	206,255
Eastern Co.	4,547	115,949
Energy Recovery, Inc. (a)(b)	28,386	194,728
ExOne Co. (a)	7,539	63,026
Franklin Electric Co., Inc.	21,709	849,907
FreightCar America, Inc.	5,386	79,659
Gencor Industries, Inc. (a)	8,433	136,193
Hardinge, Inc.	5,437	99,769
Hebron Technology Co. Ltd. (a)	4,198	7,766
Hurco Companies, Inc.	4,416	184,810
Jason Industries, Inc. (a)	6,627	14,513
Key Technology, Inc. (a)	3,081	82,355
Kornit Digital Ltd. (a)(b)	15,114	193,459
L.B. Foster Co. Class A (a)	2,209	57,765
Lincoln Electric Holdings, Inc.	29,876	2,615,345
Manitex International, Inc. (a)	6,059	63,559
MFRI, Inc. (a)	438	3,854
Middleby Corp. (a)(b)	27,058	3,253,725
NN, Inc. (b)	12,837	306,804
Nordson Corp. (b)	27,278	3,657,161
Omega Flex, Inc. (b)	4,795	267,657
PACCAR, Inc.	166,267	11,903,055
Park-Ohio Holdings Corp.	6,160	245,476
RBC Bearings, Inc. (a)	11,635	1,402,018
Sharing Economy International (a)	50	209
Spartan Motors, Inc.	16,587	244,658
Sun Hydraulics Corp.	12,583	653,309
Taylor Devices, Inc. (a)	1,597	17,599
TriMas Corp. (a)	22,655	586,765
Twin Disc, Inc. (a)	6,093	145,745
Westport Fuel Systems, Inc. (a)	26,542	70,867
Woodward, Inc.	28,301	2,004,560
		32,963,638
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	35,240	171,266
Euroseas Ltd. (a)	273	511
Golden Ocean Group Ltd. (b)	55,963	506,465
Seanergy Martime Holdings Corp. (a)(b)	5,859	6,152
Star Bulk Carriers Corp. (a)(b)	30,746	389,552
		1,073,946
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)(b)	18,304	1,198,363
Acacia Research Corp. (a)	23,599	81,417
Barrett Business Services, Inc.	3,450	256,301
Cogint, Inc. (a)(b)	26,534	68,988
CRA International, Inc.	5,504	275,145
Exponent, Inc.	15,367	1,194,784
Forrester Research, Inc.	9,105	368,753
Heidrick & Struggles International, Inc.	8,594	226,882
Hudson Global, Inc. (a)	2,315	4,537
Huron Consulting Group, Inc. (a)	10,488	367,080
ICF International, Inc.	8,762	499,434
IHS Markit Ltd. (a)	192,196	9,042,822
Kelly Services, Inc. Class A (non-vtg.)	20,284	598,175
Kforce, Inc.	14,214	393,728
Lightbridge Corp. (a)(b)	441	595
Marathon Patent Group, Inc. (a)(b)	1,500	3,345
RCM Technologies, Inc.	3,957	25,167
Resources Connection, Inc.	18,026	280,304
RPX Corp.	23,785	238,564
Spherix, Inc. (a)(b)	17,579	24,083
Verisk Analytics, Inc. (a)(b)	78,046	7,975,521
Willdan Group, Inc. (a)	3,790	79,476
		23,203,464
Road & Rail - 0.8%
AMERCO (b)	9,308	3,201,952
ArcBest Corp.	12,222	404,548
Avis Budget Group, Inc. (a)(b)	38,725	1,749,596
Covenant Transport Group, Inc. Class A (a)	7,574	195,561
CSX Corp.	427,626	22,972,069
Daseke, Inc. (a)(b)	31,805	319,958
Heartland Express, Inc. (b)	39,011	761,495
J.B. Hunt Transport Services, Inc. (b)	50,322	5,966,680
Landstar System, Inc.	19,373	2,107,782
Marten Transport Ltd.	25,413	550,191
Old Dominion Freight Lines, Inc.	38,340	5,326,193
P.A.M. Transportation Services, Inc. (a)	2,906	100,286
Patriot Transportation Holding, Inc. (a)	199	3,841
Saia, Inc. (a)(b)	11,486	834,458
Student Transportation, Inc. (b)	47,416	356,581
U.S.A. Truck, Inc. (a)	3,742	95,646
Universal Logistics Holdings, Inc.	16,034	354,351
Werner Enterprises, Inc. (b)	32,791	1,221,465
YRC Worldwide, Inc. (a)	16,530	144,142
		46,666,795
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(b)	33,447	1,769,681
BMC Stock Holdings, Inc. (a)	36,928	692,400
DXP Enterprises, Inc. (a)	7,792	231,734
Fastenal Co. (b)	137,329	7,514,643
General Finance Corp. (a)	12,327	86,905
H&E Equipment Services, Inc.	16,682	628,745
HD Supply Holdings, Inc. (a)	90,590	3,283,888
Houston Wire & Cable Co. (a)(b)	7,080	49,206
Huttig Building Products, Inc. (a)(b)	16,567	85,320
Lawson Products, Inc. (a)	4,692	110,027
Nexeo Solutions, Inc. (a)	43,193	401,263
Rush Enterprises, Inc.:
Class A (a)	21,294	905,208
Class B (a)	219	8,718
Titan Machinery, Inc. (a)	10,211	203,607
Transcat, Inc. (a)	3,442	54,039
Willis Lease Finance Corp. (a)	2,622	71,581
		16,096,965
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	4,198	164,394
Yangtze River Port & Logisti (a)	82,579	392,250
		556,644

TOTAL INDUSTRIALS		212,435,546

INFORMATION TECHNOLOGY - 48.6%
Communications Equipment - 2.5%
ADTRAN, Inc.	21,326	333,752
Applied Optoelectronics, Inc. (a)(b)	8,946	249,862
Arris International PLC (a)	86,658	2,209,779
AudioCodes Ltd. (a)(b)	20,574	153,071
Aviat Networks, Inc. (a)	2,287	38,353
CalAmp Corp. (a)	15,959	373,441
Ceragon Networks Ltd. (a)	36,506	104,772
Cisco Systems, Inc.	2,381,518	106,644,376
Clearfield, Inc. (a)(b)	10,561	142,574
ClearOne, Inc.	1,562	12,496
CommScope Holding Co., Inc. (a)(b)	91,796	3,553,423
Communications Systems, Inc.	2,071	7,062
Comtech Telecommunications Corp.	10,513	232,337
Dasan Zhone Solutions, Inc. (a)	3,200	34,528
Digi International, Inc. (a)	13,084	136,728
EchoStar Holding Corp. Class A (a)	18,680	1,083,814
EMCORE Corp. (a)(b)	13,673	72,467
EXFO, Inc. (sub. vtg.) (a)	8,342	36,730
Extreme Networks, Inc. (a)	51,155	583,679
F5 Networks, Inc. (a)(b)	28,220	4,191,234
Finisar Corp. (a)(b)	55,382	996,876
Gilat Satellite Networks Ltd. (a)	23,036	200,874
Harmonic, Inc. (a)(b)	36,590	110,685
Infinera Corp. (a)(b)	78,146	777,553
InterDigital, Inc. (b)	13,732	985,958
Ituran Location & Control Ltd.	4,451	153,782
KVH Industries, Inc. (a)	9,269	94,544
Lantronix, Inc. (a)	8,577	20,070
Lumentum Holdings, Inc. (a)(b)	28,193	1,719,773
Mitel Networks Corp. (a)	59,863	489,679
NETGEAR, Inc. (a)(b)	14,967	834,410
NetScout Systems, Inc. (a)(b)	40,130	1,065,452
Oclaro, Inc. (a)(b)	78,646	563,892
Parkervision, Inc. (a)(b)	9,416	7,721
PC-Tel, Inc.	8,979	62,943
Radcom Ltd. (a)(b)	7,403	145,839
Radware Ltd. (a)(b)	20,525	424,252
Resonant, Inc. (a)(b)	5,889	23,556
Sierra Wireless, Inc. (a)(b)	16,834	268,502
Silicom Ltd.	3,732	236,609
Sonus Networks, Inc. (a)	53,082	343,971
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	133,148	881,440
Tessco Technologies, Inc.	5,105	113,076
Ubiquiti Networks, Inc. (a)(b)	36,258	2,306,009
UTStarcom Holdings Corp. (a)	21,290	117,308
ViaSat, Inc. (a)(b)	26,503	1,849,644
Viavi Solutions, Inc. (a)	98,414	946,743
Westell Technologies, Inc. Class A (a)	4,115	13,333
Wi-Lan, Inc.	47,397	81,260
		136,030,232
Electronic Equipment & Components - 1.0%
Akoustis Technologies, Inc. (a)(b)	6,943	39,992
Applied DNA Sciences, Inc. (a)(b)	6,250	9,063
Bel Fuse, Inc.:
Class A	1,125	18,000
Class B (non-vtg.)	5,258	90,963
CDW Corp.	68,040	4,962,157
China BAK Battery, Inc. (a)(b)	782	1,095
ClearSign Combustion Corp. (a)(b)	5,845	13,151
Cognex Corp.	81,128	4,357,385
Coherent, Inc. (a)(b)	11,714	2,450,100
Control4 Corp. (a)	11,000	264,440
Daktronics, Inc.	5,823	51,883
Data I/O Corp. (a)	4,617	37,767
Deswell Industries, Inc.	1,530	4,896
Digital Ally, Inc. (a)(b)	7,523	19,184
Echelon Corp. (a)	3,473	16,358
Electro Scientific Industries, Inc. (a)	16,544	296,634
ePlus, Inc. (a)	6,332	484,715
FARO Technologies, Inc. (a)	8,422	499,846
Flextronics International Ltd. (a)	239,633	4,337,357
FLIR Systems, Inc.	64,666	3,175,101
Frequency Electronics, Inc. (a)	4,423	40,869
Hollysys Automation Technologies Ltd. (b)	30,015	792,696
I. D. Systems Inc. (a)(b)	7,502	54,840
Identiv, Inc. (a)	5,445	21,072
II-VI, Inc. (a)(b)	30,118	1,159,543
Insight Enterprises, Inc. (a)	16,823	587,627
IntriCon Corp. (a)(b)	5,239	97,445
IPG Photonics Corp. (a)	24,719	6,071,975
Iteris, Inc. (a)(b)	15,658	87,215
Itron, Inc. (a)	16,670	1,166,900
KEY Tronic Corp. (a)	4,924	35,354
Kimball Electronics, Inc. (a)	12,103	209,987
LightPath Technologies, Inc. Class A (a)(b)	12,016	25,594
Littelfuse, Inc.	11,309	2,346,618
LRAD Corp. (a)	9,621	20,781
Luna Innovations, Inc. (a)	10,388	27,632
Magal Security Systems Ltd. (a)(b)	11,406	66,839
Maxwell Technologies, Inc. (a)(b)	16,295	92,719
Mesa Laboratories, Inc. (b)	1,941	254,271
MicroVision, Inc. (a)(b)	27,688	30,457
MTS Systems Corp. (b)	7,701	376,964
Napco Security Technolgies, Inc. (a)	11,834	119,523
National Instruments Corp.	50,944	2,575,729
Neonode, Inc. (a)(b)	20,179	9,890
NetList, Inc. (a)(b)	25,631	7,574
Novanta, Inc. (a)	15,898	887,903
Orbotech Ltd. (a)	22,191	1,219,617
OSI Systems, Inc. (a)	8,827	557,337
PC Connection, Inc.	6,754	167,702
PC Mall, Inc. (a)	5,580	39,618
Perceptron, Inc. (a)	6,131	56,099
Plexus Corp. (a)	8,871	535,099
RadiSys Corp. (a)(b)	15,770	13,562
Research Frontiers, Inc. (a)(b)	7,119	6,621
Richardson Electronics Ltd.	6,648	53,383
Sanmina Corp. (a)	31,164	858,568
ScanSource, Inc. (a)	11,521	377,313
Supercom Ltd. (a)(b)	7,335	20,758
Tech Data Corp. (a)	17,454	1,803,696
Trimble, Inc. (a)	107,695	4,084,871
TTM Technologies, Inc. (a)(b)	47,743	771,527
Universal Display Corp. (b)	22,220	2,884,156
Wayside Technology Group, Inc.	2,644	37,016
Zebra Technologies Corp. Class A (a)	25,163	3,476,017
		55,261,064
Internet Software & Services - 12.8%
21Vianet Group, Inc. ADR (a)(b)	40,031	305,437
2U, Inc. (a)(b)	27,026	2,237,212
Akamai Technologies, Inc. (a)	80,547	5,433,701
Alarm.com Holdings, Inc. (a)(b)	23,739	857,809
Alphabet, Inc.:
Class A (a)	142,944	157,798,740
Class C (a)	167,480	185,020,180
ANGI Homeservices, Inc. Class A (a)(b)	27,317	404,018
AppFolio, Inc. (a)	10,490	420,649
Apptio, Inc. Class A (a)	17,072	493,381
Autoweb, Inc. (a)	4,883	34,474
Baidu.com, Inc. sponsored ADR (a)	136,633	34,477,971
Baozun, Inc. sponsored ADR (a)(b)	18,222	640,686
Benefitfocus, Inc. (a)(b)	20,346	492,373
BlackLine, Inc. (a)(b)	29,439	1,295,316
Blucora, Inc. (a)	26,443	616,122
Brightcove, Inc. (a)	14,157	96,975
BroadVision, Inc. (a)	599	1,677
Carbonite, Inc. (a)(b)	19,969	562,127
CarGurus, Inc. Class A (b)	42,191	1,361,925
China Finance Online Co. Ltd. ADR (a)(b)	8,455	20,292
Cimpress NV (a)(b)	16,044	2,611,161
CommerceHub, Inc. Series A (a)(b)	19,522	386,926
Cornerstone OnDemand, Inc. (a)	33,471	1,372,311
CoStar Group, Inc. (a)(b)	17,417	5,958,878
Coupa Software, Inc. (a)(b)	29,615	1,320,829
Criteo SA sponsored ADR (a)(b)	29,445	883,056
eBay, Inc. (a)	493,887	21,167,997
eGain Communications Corp. (a)	14,431	111,840
Endurance International Group Holdings, Inc. (a)	92,566	675,732
Etsy, Inc. (a)	60,624	1,534,393
Facebook, Inc. Class A (a)	1,145,321	204,233,641
Five9, Inc. (a)	34,023	1,032,938
Gogo, Inc. (a)(b)	51,193	464,832
Hortonworks, Inc. (a)	40,803	733,638
IAC/InterActiveCorp (a)	36,556	5,443,554
Internap Network Services Corp. (a)	9,074	118,143
iPass, Inc. (a)	28,524	11,558
j2 Global, Inc. (b)	24,054	1,780,477
Jmu Ltd. sponsored ADR (a)(b)	6,361	5,534
Limelight Networks, Inc. (a)	51,157	206,674
Liquidity Services, Inc. (a)	19,085	130,732
LivePerson, Inc. (a)	27,391	395,800
LogMeIn, Inc. (b)	26,371	3,047,169
Marchex, Inc. Class B	21,411	68,515
Match Group, Inc. (a)(b)	31,529	1,262,736
MeetMe, Inc. (a)	30,230	79,203
MercadoLibre, Inc. (b)	21,306	8,266,089
Mimecast Ltd. (a)	31,715	1,101,779
MINDBODY, Inc. (a)(b)	24,719	881,232
Momo, Inc. ADR (a)(b)	66,085	2,184,109
My Size, Inc. (a)(b)	8,696	13,479
NetEase, Inc. ADR	36,463	10,696,421
NIC, Inc.	35,898	484,623
Nutanix, Inc. Class A (a)(b)	54,235	1,976,866
Okta, Inc.	7,796	300,848
Perion Network Ltd. (a)(b)	1,315	1,262
Points International Ltd. (a)	7,506	78,213
Professional Diversity Network, Inc. (a)(b)	1,922	6,669
QuinStreet, Inc. (a)	27,593	362,296
Qumu Corp. (a)	2,780	5,310
Reis, Inc.	7,676	147,763
Remark Holdings, Inc. (a)(b)	12,825	95,931
SecureWorks Corp. (a)(b)	6,170	60,898
Seven Stars Cloud Group, Inc. (a)(b)	29,569	45,832
ShotSpotter, Inc. (b)	4,060	74,785
SINA Corp. (a)	34,010	3,976,789
Sohu.com, Inc. (a)(b)	18,373	618,251
SPS Commerce, Inc. (a)	10,477	628,830
Stamps.com, Inc. (a)(b)	8,575	1,638,254
Support.com, Inc. (a)	16,704	45,769
Synacor, Inc. (a)	19,246	38,492
TechTarget, Inc. (a)	19,894	343,768
The Trade Desk, Inc. (a)(b)	13,991	787,134
Tintri, Inc. (b)	26,691	130,519
Travelzoo, Inc. (a)	6,862	43,917
TrueCar, Inc. (a)(b)	47,865	530,823
Tucows, Inc. (a)(b)	5,097	294,607
VeriSign, Inc. (a)(b)	49,171	5,704,819
Web.com Group, Inc. (a)(b)	24,123	434,214
Weibo Corp. sponsored ADR (a)(b)	30,711	3,946,978
Wix.com Ltd. (a)(b)	21,005	1,576,425
Xunlei Ltd. sponsored ADR (a)	16,359	208,904
Yandex NV Series A (a)	133,025	5,465,997
Yatra Online, Inc. (a)(b)	74,904	509,347
YY, Inc. ADR (a)	15,189	1,964,393
Zillow Group, Inc.:
Class A (a)(b)	38,378	1,824,490
Class C (a)(b)	48,327	2,303,748
		707,410,205
IT Services - 2.6%
Acxiom Corp. (a)(b)	35,961	984,253
ALJ Regional Holdings, Inc. (a)	15,043	34,900
Amdocs Ltd.	67,104	4,414,772
Automatic Data Processing, Inc.	216,718	24,991,920
Blackhawk Network Holdings, Inc. (a)(b)	26,650	1,192,588
Cass Information Systems, Inc.	4,798	280,971
China Customer Relations Centers, Inc. (a)(b)	7,958	98,520
China Information Technology, Inc. (a)	20,266	40,937
Cognizant Technology Solutions Corp. Class A	275,508	22,597,166
Computer Task Group, Inc. (a)	8,754	69,769
CSG Systems International, Inc. (b)	15,561	726,387
CSP, Inc.	2,505	29,409
Edgewater Technology, Inc. (a)	6,041	39,931
Euronet Worldwide, Inc. (a)(b)	24,742	2,099,854
Exela Technologies, Inc. (a)	87,567	504,386
ExlService Holdings, Inc. (a)(b)	8,728	497,671
Fiserv, Inc. (a)	96,044	13,771,749
Hackett Group, Inc.	6,875	123,956
Information Services Group, Inc. (a)	21,642	91,329
Innodata, Inc. (a)	162	188
Inpixon (a)	5	6
Jack Henry & Associates, Inc. (b)	32,347	3,794,303
JetPay Corp. (a)	3,116	6,544
ManTech International Corp. Class A	12,185	686,868
Mattersight Corp. (a)(b)	20,265	47,623
ModusLink Global Solutions, Inc. (a)(b)	31,319	73,600
MoneyGram International, Inc. (a)	23,636	253,614
Net 1 UEPS Technologies, Inc. (a)(b)	21,299	218,315
Paychex, Inc.	164,737	10,729,321
PayPal Holdings, Inc. (a)	582,557	46,260,851
Perficient, Inc. (a)	17,917	348,844
PFSweb, Inc. (a)	9,371	67,096
Presidio, Inc. (b)	43,131	630,575
PRG-Schultz International, Inc. (a)	9,282	69,615
QIWI PLC Class B sponsored ADR (b)	21,543	362,353
Sabre Corp. (b)	128,374	2,948,751
ServiceSource International, Inc. (a)	30,958	113,306
Sykes Enterprises, Inc. (a)(b)	20,314	590,325
Syntel, Inc. (a)(b)	40,576	1,089,466
Ttec Holdings, Inc.	21,962	782,945
Virtusa Corp. (a)	14,348	684,687
		142,349,664
Semiconductors & Semiconductor Equipment - 10.1%
Acacia Communications, Inc. (a)(b)	18,372	710,996
Adesto Technologies Corp. (a)(b)	6,015	38,797
Advanced Energy Industries, Inc. (a)	17,429	1,155,891
Advanced Micro Devices, Inc. (a)(b)	461,483	5,588,559
Alpha & Omega Semiconductor Ltd. (a)	13,400	205,958
Ambarella, Inc. (a)(b)	15,570	748,606
Amkor Technology, Inc. (a)(b)	114,019	1,145,891
Amtech Systems, Inc. (a)	7,143	54,215
Analog Devices, Inc.	173,301	15,623,085
Applied Materials, Inc.	520,424	29,971,218
ASML Holding NV (b)	37,287	7,285,507
Atomera, Inc. (a)(b)	6,089	37,326
Axcelis Technologies, Inc. (a)	13,514	330,417
AXT, Inc. (a)	19,692	147,198
Broadcom Ltd.	197,368	48,643,317
Brooks Automation, Inc.	32,499	868,048
Cabot Microelectronics Corp.	11,437	1,165,430
Camtek Ltd.	16,454	108,103
Canadian Solar, Inc. (a)(b)	28,216	442,991
Cavium, Inc. (a)	33,282	2,963,429
Ceva, Inc. (a)	10,180	374,115
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (b)	6,988	119,704
Cirrus Logic, Inc. (a)	29,436	1,304,309
Cohu, Inc.	13,514	270,685
Cree, Inc. (a)(b)	46,128	1,745,022
CVD Equipment Corp. (a)	3,218	28,351
CyberOptics Corp. (a)(b)	5,253	86,149
Cypress Semiconductor Corp. (b)	159,483	2,786,168
Diodes, Inc. (a)	23,421	704,972
DSP Group, Inc. (a)	10,444	126,895
Entegris, Inc.	66,360	2,203,152
Experi Corp.	24,896	548,957
First Solar, Inc. (a)	49,433	3,106,864
FormFactor, Inc. (a)	32,758	429,130
GSI Technology, Inc. (a)	9,353	70,709
Hanwha Solarone Co. Ltd. sponsored ADR (a)	2,413	20,028
Himax Technologies, Inc. sponsored ADR (b)	50,546	412,961
Ichor Holdings Ltd. (a)(b)	11,068	285,997
Integrated Device Technology, Inc. (a)(b)	60,855	1,846,341
Intel Corp.	2,252,782	111,039,625
Intermolecular, Inc. (a)	16,622	24,102
JA Solar Holdings Co. Ltd. ADR (a)(b)	17,962	133,098
KLA-Tencor Corp.	72,567	8,222,567
Kopin Corp. (a)(b)	35,617	108,988
Kulicke & Soffa Industries, Inc. (a)	32,745	762,959
Lam Research Corp.	76,818	14,738,301
Lattice Semiconductor Corp. (a)	58,906	354,025
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	32,176	686,636
Marvell Technology Group Ltd. (b)	232,863	5,469,952
Maxim Integrated Products, Inc.	127,476	7,768,387
Mellanox Technologies Ltd. (a)	23,844	1,640,467
Microchip Technology, Inc. (b)	108,230	9,624,894
Micron Technology, Inc. (a)	562,837	27,472,074
Microsemi Corp. (a)	54,837	3,558,921
MKS Instruments, Inc.	25,873	2,880,959
Monolithic Power Systems, Inc.	18,602	2,177,550
Nanometrics, Inc. (a)	11,968	315,836
Nova Measuring Instruments Ltd. (a)	13,245	362,781
NVE Corp.	1,950	135,545
NVIDIA Corp.	292,882	70,877,444
NXP Semiconductors NV (a)	160,763	20,040,716
O2Micro International Ltd. sponsored ADR (a)	13,662	19,537
ON Semiconductor Corp. (a)(b)	200,091	4,786,177
PDF Solutions, Inc. (a)(b)	16,366	182,317
Photronics, Inc. (a)	34,068	265,730
Pixelworks, Inc. (a)	14,146	62,242
Power Integrations, Inc.	13,958	937,978
Qorvo, Inc. (a)	60,098	4,850,510
Qualcomm, Inc.	714,039	46,412,535
QuickLogic Corp. (a)(b)	32,535	52,381
Rambus, Inc. (a)(b)	52,646	669,131
Rubicon Technology, Inc. (a)	229	1,651
SemiLEDs Corp. (a)	200	836
Semtech Corp. (a)	31,054	1,044,967
Sigma Designs, Inc. (a)	15,696	94,176
Silicon Laboratories, Inc. (a)	19,611	1,833,629
Silicon Motion Technology Corp. sponsored ADR (b)	16,521	774,339
Skyworks Solutions, Inc.	85,921	9,386,869
SMART Global Holdings, Inc.	10,275	356,748
SolarEdge Technologies, Inc. (a)(b)	19,749	988,437
SunPower Corp. (a)(b)	65,341	463,268
Synaptics, Inc. (a)(b)	17,364	806,905
Texas Instruments, Inc.	476,991	51,681,975
Tower Semiconductor Ltd. (a)(b)	44,863	1,301,924
Ultra Clean Holdings, Inc. (a)	15,545	299,397
Veeco Instruments, Inc. (a)	25,984	471,610
Xcerra Corp. (a)	24,304	243,040
Xilinx, Inc.	116,821	8,323,496
		558,413,123
Software - 11.1%
ACI Worldwide, Inc. (a)(b)	56,009	1,324,613
Activision Blizzard, Inc.	363,736	26,600,014
Adobe Systems, Inc. (a)	239,027	49,987,717
Agilysys, Inc. (a)	16,359	182,730
Allot Communications Ltd. (a)	18,186	99,296
American Software, Inc. Class A	11,793	146,705
ANSYS, Inc. (a)	39,795	6,364,812
Aspen Technology, Inc. (a)	34,824	2,691,199
Asure Software, Inc. (a)(b)	9,142	130,274
Atlassian Corp. PLC (a)(b)	45,663	2,479,044
Attunity Ltd. (a)(b)	4,211	30,867
Autodesk, Inc. (a)(b)	106,988	12,567,880
Aware, Inc. (a)	11,224	46,580
Blackbaud, Inc. (b)	23,395	2,398,455
Bottomline Technologies, Inc. (a)	25,365	963,363
BSQUARE Corp. (a)	4,329	15,801
CA Technologies, Inc.	193,491	6,791,534
Cadence Design Systems, Inc. (a)	132,234	5,126,712
Callidus Software, Inc. (a)	30,946	1,110,961
CDK Global, Inc.	65,695	4,511,933
Changyou.com Ltd. (A Shares) ADR (a)(b)	9,360	264,888
Check Point Software Technologies Ltd. (a)(b)	77,781	8,080,668
Citrix Systems, Inc. (a)	71,624	6,589,408
CommVault Systems, Inc. (a)	21,421	1,114,963
CounterPath Corp. (a)(b)	952	3,580
CyberArk Software Ltd. (a)(b)	19,514	966,138
Datawatch Corp. (a)	4,467	41,766
Descartes Systems Group, Inc. (Canada) (a)	36,601	969,790
Digimarc Corp. (a)(b)	6,230	161,357
Digital Turbine, Inc. (a)(b)	32,983	74,212
Ebix, Inc. (b)	14,856	1,247,161
Electronic Arts, Inc. (a)	147,517	18,247,853
Everbridge, Inc. (a)(b)	13,356	426,190
Evolving Systems, Inc. (a)	7,319	39,889
FireEye, Inc. (a)(b)	92,253	1,530,477
Fortinet, Inc. (a)	83,572	4,217,879
Glu Mobile, Inc. (a)	63,428	235,318
Gravity Co. Ltd. ADR (a)	934	81,137
Imperva, Inc. (a)(b)	19,961	931,181
Inseego Corp. (a)(b)	20,286	37,935
Intuit, Inc.	119,636	19,962,463
Magic Software Enterprises Ltd.	21,539	168,004
Manhattan Associates, Inc. (a)(b)	33,041	1,391,026
Materialise NV ADR (a)(b)	6,225	72,335
Microsoft Corp.	3,701,783	347,116,192
MicroStrategy, Inc. Class A (a)	5,388	689,556
Mitek Systems, Inc. (a)	15,155	115,936
MobileIron, Inc. (a)	43,976	211,085
Monotype Imaging Holdings, Inc.	21,185	510,559
NetSol Technologies, Inc. (a)	5,108	24,263
NICE Systems Ltd. sponsored ADR (b)	19,445	1,878,193
Nuance Communications, Inc. (a)	136,277	2,188,609
NXT-ID, Inc. (a)(b)	787	1,944
Open Text Corp.	125,369	4,401,398
Parametric Technology Corp. (a)	57,287	4,225,489
Park City Group, Inc. (a)(b)	9,653	99,909
Paylocity Holding Corp. (a)(b)	26,449	1,237,020
Pegasystems, Inc.	36,495	2,116,710
Progress Software Corp.	22,486	1,053,919
Proofpoint, Inc. (a)	23,355	2,502,955
QAD, Inc. Class A	9,502	427,590
Qualys, Inc. (a)	17,361	1,285,582
Rapid7, Inc. (a)	29,622	782,317
RealPage, Inc. (a)(b)	40,620	2,122,395
RMG Networks Holding Corp. (a)	6,918	6,918
Sapiens International Corp. NV (b)	25,327	245,925
SeaChange International, Inc. (a)	20,866	64,267
SITO Mobile Ltd. (a)(b)	11,960	62,312
Smith Micro Software, Inc. (a)	735	1,588
Sonic Foundry, Inc. (a)	478	1,123
Sphere 3D Corp. (a)(b)	964	2,111
Splunk, Inc. (a)	68,591	6,392,681
SS&C Technologies Holdings, Inc.	98,886	4,896,835
Symantec Corp.	301,025	7,913,947
Synchronoss Technologies, Inc. (a)(b)	26,736	249,714
Synopsys, Inc. (a)	72,895	6,172,020
Take-Two Interactive Software, Inc. (a)	54,948	6,147,033
Talend SA ADR (a)(b)	13,752	647,444
TeleNav, Inc. (a)	20,010	109,055
The9 Ltd. sponsored ADR (a)	6,231	4,083
TiVo Corp.	62,688	940,320
Top Image Systems Ltd. (a)(b)	2,532	2,659
Ultimate Software Group, Inc. (a)(b)	14,358	3,423,809
Upland Software, Inc. (a)	8,828	210,636
Varonis Systems, Inc. (a)	12,603	707,658
Vasco Data Security International, Inc. (a)	24,175	291,309
Verint Systems, Inc. (a)	29,994	1,166,767
Workday, Inc. Class A (a)(b)	67,396	8,537,051
Zix Corp. (a)	23,272	94,252
Zynga, Inc. (a)	360,444	1,247,136
		612,956,382
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	2,462,640	438,645,390
Astro-Med, Inc.	3,663	49,267
Avid Technology, Inc. (a)(b)	21,480	102,889
China TechFaith Wireless Communication Technology Ltd. sponsored ADR(a)	356	865
Concurrent Computer Corp.	5,268	28,184
CPI Card Group (b)	1,132	2,887
Cray, Inc. (a)	20,350	443,630
Electronics for Imaging, Inc. (a)	24,032	658,236
Everspin Technologies, Inc. (a)(b)	6,447	49,577
Immersion Corp. (a)(b)	17,574	203,683
Intevac, Inc. (a)	9,781	59,175
Logitech International SA (b)	73,377	2,889,586
NetApp, Inc.	124,050	7,511,228
On Track Innovations Ltd. (a)(b)	22,179	21,957
Seagate Technology LLC (b)	136,611	7,295,027
Stratasys Ltd. (a)(b)	27,679	504,450
Super Micro Computer, Inc. (a)(b)	24,874	450,219
Transact Technologies, Inc.	1,837	25,442
U.S.A. Technologies, Inc. (a)	20,926	170,547
Western Digital Corp.	141,263	12,295,532
		471,407,771

TOTAL INFORMATION TECHNOLOGY		2,683,828,441

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc.	13,424	588,642
Advanced Emissions Solutions, Inc. (b)	9,725	93,749
AgroFresh Solutions, Inc. (a)(b)	20,373	157,687
Balchem Corp. (b)	15,147	1,139,812
Burcon NutraScience Corp. (a)	1,697	767
Codexis, Inc. (a)	24,321	232,266
Fuwei Films Holdings Co. Ltd. (a)	232	805
Gulf Resources, Inc. (a)	18,051	27,438
Hawkins, Inc.	5,991	200,699
Innophos Holdings, Inc.	9,455	392,950
Innospec, Inc.	11,180	726,141
MagneGas Corp. (a)	157	168
Marrone Bio Innovations, Inc. (a)(b)	19,941	22,135
Methanex Corp.	39,615	2,186,667
Northern Technologies International Corp.	430	9,568
Senomyx, Inc. (a)(b)	3,481	4,142
Tantech Holdings Ltd. (a)(b)	12,107	31,720
Yield10 Bioscience, Inc.(a)	456	693
		5,816,049
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	459
Tecnoglass, Inc. (b)	16,338	149,166
U.S. Concrete, Inc. (a)(b)	10,081	733,393
United States Lime & Minerals, Inc.	2,630	187,282
		1,070,300
Containers & Packaging - 0.0%
Silgan Holdings, Inc. (b)	52,428	1,491,577
UFP Technologies, Inc. (a)	5,073	144,327
		1,635,904
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	40,766	776,592
China Natural Resources, Inc. (a)(b)	11,233	23,926
Ferroglobe PLC (a)	79,748	1,288,728
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc. (b)	7,034	292,614
Kaiser Aluminum Corp.	9,749	978,507
Mountain Province Diamonds, Inc. (a)(b)	73,559	193,757
Olympic Steel, Inc.	6,599	148,675
Pan American Silver Corp.	72,791	1,102,056
Pershing Gold Corp. (a)(b)	17,038	37,143
Randgold Resources Ltd. sponsored ADR (b)	18,027	1,460,548
Royal Gold, Inc. (b)	31,338	2,531,170
Schnitzer Steel Industries, Inc. Class A (b)	11,153	379,202
Ssr Mining, Inc. (a)	55,264	458,691
Steel Dynamics, Inc.	112,877	5,220,561
Synalloy Corp.	4,836	66,253
Universal Stainless & Alloy Products, Inc. (a)	2,681	68,071
ZK International Group Co. Ltd.	8,117	58,199
		15,084,693
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	31,334	413,609
Pope Resources, Inc. LP	1,792	124,454
		538,063

TOTAL MATERIALS		24,145,009

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CareTrust (REIT), Inc.	57,176	757,582
CIM Commercial Trust Corp.	31,786	499,040
CyrusOne, Inc.	43,736	2,182,426
Equinix, Inc.	37,631	14,755,115
Gaming & Leisure Properties	103,234	3,433,563
Gladstone Commercial Corp.	11,862	200,586
Gladstone Land Corp. (b)	5,578	69,502
Global Self Storage, Inc.	4,374	18,852
Government Properties Income Trust	61,858	848,692
Hospitality Properties Trust (SBI)	77,851	1,980,529
Lamar Advertising Co. Class A	41,151	2,735,307
Potlatch Corp.	18,771	960,137
Retail Opportunity Investments Corp.	51,926	891,050
Sabra Health Care REIT, Inc.	80,906	1,365,693
SBA Communications Corp. Class A (a)	57,074	8,976,028
Select Income REIT	35,510	645,217
Senior Housing Properties Trust (SBI)	113,124	1,712,697
Sotherly Hotels, Inc.	7,917	48,056
Uniti Group, Inc. (b)	89,098	1,367,654
Wheeler REIT, Inc. (b)	3,791	19,031
		43,466,757
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	9,479	252,141
Boston Omaha Corp. (b)	10,505	262,415
Brookfield Property Partners LP	108,394	2,173,455
China HGS Real Estate, Inc. (a)(b)	7,388	10,195
Colliers International Group, Inc.	17,141	1,077,992
Cresud S.A.C.I.F. y A. sponsored ADR (b)	18,279	409,998
Elbit Imaging Ltd. (a)	37	104
FirstService Corp.	17,148	1,193,491
FRP Holdings, Inc. (a)	5,743	300,072
Griffin Industrial Realty, Inc.	2,554	92,863
Gyrodyne LLC	1,037	20,564
Landmark Infrastructure Partners LP	12,077	202,290
Redfin Corp. (b)	39,042	803,875
Stratus Properties, Inc.	4,283	127,205
		6,926,660

TOTAL REAL ESTATE		50,393,417

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	28,590	60,325
Atlantic Tele-Network, Inc.	7,850	470,215
B Communications Ltd. (a)	6,422	112,385
Cogent Communications Group, Inc. (b)	21,235	909,920
Consolidated Communications Holdings, Inc. (b)	36,702	424,275
Gci Liberty, Inc. Class A (a)	15,254	586,516
Hawaiian Telcom Holdco, Inc. (a)	5,699	160,541
Internet Gold Golden Lines Ltd. (a)	2,833	22,267
Iridium Communications, Inc. (a)(b)	44,902	525,353
magicJack VocalTec Ltd. (a)(b)	9,205	77,322
ORBCOMM, Inc. (a)	33,754	351,042
PDVWireless, Inc. (a)	6,652	214,194
Sify Technologies Ltd. sponsored ADR (b)	1,965	3,596
		3,917,951
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	17,559	464,787
Partner Communications Co. Ltd. ADR (a)	1,446	7,519
Shenandoah Telecommunications Co. (b)	23,353	765,978
Spok Holdings, Inc.	5,169	80,378
T-Mobile U.S., Inc. (a)	406,474	24,636,389
VimpelCom Ltd. sponsored ADR	669,985	1,936,257
Vodafone Group PLC sponsored ADR	238,854	6,761,957
		34,653,265

TOTAL TELECOMMUNICATION SERVICES		38,571,216

UTILITIES - 0.3%
Electric Utilities - 0.2%
MGE Energy, Inc.	12,579	660,398
Otter Tail Corp.	19,068	758,906
Spark Energy, Inc. Class A,	5,832	54,238
Xcel Energy, Inc.	221,900	9,603,832
		11,077,374
Gas Utilities - 0.0%
RGC Resources, Inc.	3,685	91,941
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	24,303	295,281
Atlantica Yield PLC	51,923	1,019,248
Pattern Energy Group, Inc. (b)	53,705	997,302
VivoPower International PLC (a)	1,305	2,767
		2,314,598
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,276	174,583
Cadiz, Inc. (a)(b)	9,697	134,303
Connecticut Water Service, Inc.	5,799	299,402
Global Water Resources, Inc.	9,461	80,892
Middlesex Water Co.	7,557	267,820
Pure Cycle Corp. (a)	11,638	92,522
York Water Co.	5,988	168,263
		1,217,785

TOTAL UTILITIES		14,701,698

TOTAL COMMON STOCKS
(Cost $3,313,626,675)		5,235,021,619
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% to 1.4% 4/12/18 to 6/21/18 (e)
(Cost $9,976,970)	10,000,000	9,971,871
	Shares	Value

Money Market Funds - 14.9%
Fidelity Cash Central Fund, 1.41% (f)	268,683,601	$268,737,338
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	555,214,375	555,269,896
TOTAL MONEY MARKET FUNDS
(Cost $824,005,698)		824,007,234
TOTAL INVESTMENT IN SECURITIES - 109.9%
(Cost $4,147,609,343)		6,069,000,724
NET OTHER ASSETS (LIABILITIES) - (9.9)%		(545,141,385)
NET ASSETS - 100%		$5,523,859,339

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	2,110	March 2018	$289,703,000	$12,480,973	$12,480,973

The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,971,871.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$655,653
Fidelity Securities Lending Cash Central Fund	1,574,511
Total	$2,230,164

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$948,364,445	$948,363,238	$1,206	$1
Consumer Staples	268,607,125	268,607,125	--	--
Energy	28,175,316	28,173,240	2	2,074
Financials	356,016,684	356,016,684	--	--
Health Care	609,782,722	609,589,761	40	192,921
Industrials	212,435,546	212,435,546	--	--
Information Technology	2,683,828,441	2,683,828,441	--	--
Materials	24,145,009	24,145,009	--	--
Real Estate	50,393,417	50,393,417	--	--
Telecommunication Services	38,571,216	38,571,216	--	--
Utilities	14,701,698	14,701,698	--	--
U.S. Government and Government Agency Obligations	9,971,871	--	9,971,871	--
Money Market Funds	824,007,234	824,007,234	--	--
Total Investments in Securities:	$6,069,000,724	$6,058,832,609	$9,973,119	$194,996
Derivative Instruments:
Assets
Futures Contracts	$12,480,973	$12,480,973	$--	$--
Total Assets	$12,480,973	$12,480,973	$--	$--
Total Derivative Instruments:	$12,480,973	$12,480,973	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series 100 Index Fund

February 28, 2018

HUN-QTLY-0418
1.855576.110

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Automobiles - 0.6%
Ford Motor Co.	919,120	$9,751,863
General Motors Co.	301,163	11,850,764
		21,602,627
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	187,804	29,624,203
Starbucks Corp.	335,189	19,139,292
		48,763,495
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	94,223	142,507,576
The Booking Holdings, Inc. (a)	11,489	23,369,086
		165,876,662
Media - 3.5%
Charter Communications, Inc. Class A (a)	45,683	15,620,388
Comcast Corp. Class A	1,098,841	39,789,033
The Walt Disney Co.	355,806	36,704,947
Time Warner, Inc.	183,424	17,051,095
Twenty-First Century Fox, Inc.:
Class A	248,308	9,142,701
Class B	103,465	3,768,195
		122,076,359
Multiline Retail - 0.3%
Target Corp.	128,057	9,656,778
Specialty Retail - 2.0%
Home Depot, Inc.	275,103	50,143,024
Lowe's Companies, Inc.	196,197	17,577,289
		67,720,313
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	309,546	20,748,868

TOTAL CONSUMER DISCRETIONARY		456,445,102

CONSUMER STAPLES - 8.9%
Beverages - 2.2%
PepsiCo, Inc.	335,034	36,763,281
The Coca-Cola Co.	903,371	39,043,695
		75,806,976
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	102,948	19,652,773
CVS Health Corp.	238,645	16,163,426
Walgreens Boots Alliance, Inc.	204,537	14,090,554
Walmart, Inc.	344,831	31,038,238
		80,944,991
Food Products - 0.7%
Mondelez International, Inc.	352,054	15,455,171
The Kraft Heinz Co.	140,655	9,430,918
		24,886,089
Household Products - 1.8%
Colgate-Palmolive Co.	206,868	14,267,686
Procter & Gamble Co.	600,294	47,135,085
		61,402,771
Tobacco - 1.9%
Altria Group, Inc.	449,539	28,298,480
Philip Morris International, Inc.	365,896	37,888,531
		66,187,011

TOTAL CONSUMER STAPLES		309,227,838

ENERGY - 5.5%
Energy Equipment & Services - 0.9%
Halliburton Co.	205,557	9,541,956
Schlumberger Ltd.	326,346	21,421,351
		30,963,307
Oil, Gas & Consumable Fuels - 4.6%
Chevron Corp.	447,462	50,079,947
ConocoPhillips Co.	281,645	15,296,140
Exxon Mobil Corp.	998,233	75,606,167
Kinder Morgan, Inc.	452,460	7,329,852
Occidental Petroleum Corp.	180,280	11,826,368
		160,138,474

TOTAL ENERGY		191,101,781

FINANCIALS - 14.9%
Banks - 8.5%
Bank of America Corp.	2,285,276	73,357,360
Citigroup, Inc.	622,885	47,021,589
JPMorgan Chase & Co.	817,412	94,411,086
U.S. Bancorp	371,402	20,189,413
Wells Fargo & Co.	1,044,070	60,984,129
		295,963,577
Capital Markets - 2.0%
Bank of New York Mellon Corp.	241,243	13,758,088
BlackRock, Inc. Class A	29,084	15,979,622
Goldman Sachs Group, Inc.	82,642	21,729,061
Morgan Stanley	327,952	18,371,871
		69,838,642
Consumer Finance - 0.8%
American Express Co.	169,723	16,549,690
Capital One Financial Corp.	114,198	11,183,410
		27,733,100
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	453,359	93,935,985
Insurance - 0.9%
Allstate Corp.	84,534	7,799,107
American International Group, Inc.	211,780	12,143,465
MetLife, Inc.	247,905	11,450,732
		31,393,304

TOTAL FINANCIALS		518,864,608

HEALTH CARE - 13.5%
Biotechnology - 3.7%
AbbVie, Inc.	375,543	43,499,146
Amgen, Inc.	171,013	31,427,059
Biogen, Inc. (a)	49,810	14,394,592
Celgene Corp. (a)	185,479	16,158,930
Gilead Sciences, Inc.	307,736	24,228,055
		129,707,782
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	410,058	24,738,799
Danaher Corp.	144,209	14,100,756
Medtronic PLC	318,885	25,475,723
		64,315,278
Health Care Providers & Services - 1.5%
UnitedHealth Group, Inc.	228,297	51,631,650
Pharmaceuticals - 6.4%
Allergan PLC	78,351	12,083,291
Bristol-Myers Squibb Co.	385,581	25,525,462
Eli Lilly & Co.	228,250	17,579,815
Johnson & Johnson	632,901	82,201,182
Merck & Co., Inc.	644,361	34,937,253
Pfizer, Inc.	1,404,248	50,988,245
		223,315,248

TOTAL HEALTH CARE		468,969,958

INDUSTRIALS - 8.6%
Aerospace & Defense - 3.5%
General Dynamics Corp.	65,418	14,552,234
Lockheed Martin Corp.	58,768	20,712,194
Raytheon Co.	68,104	14,813,301
The Boeing Co.	131,890	47,771,877
United Technologies Corp.	174,961	23,574,245
		121,423,851
Air Freight & Logistics - 0.9%
FedEx Corp.	58,118	14,320,856
United Parcel Service, Inc. Class B	161,860	16,899,803
		31,220,659
Electrical Equipment - 0.3%
Emerson Electric Co.	151,203	10,744,485
Industrial Conglomerates - 2.6%
3M Co.	140,589	33,110,115
General Electric Co.	2,043,005	28,826,801
Honeywell International, Inc.	179,473	27,120,165
		89,057,081
Machinery - 0.6%
Caterpillar, Inc.	140,157	21,672,477
Road & Rail - 0.7%
Union Pacific Corp.	185,445	24,154,211

TOTAL INDUSTRIALS		298,272,764

INFORMATION TECHNOLOGY - 28.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.	1,164,639	52,152,534
Internet Software & Services - 7.4%
Alphabet, Inc.:
Class A (a)	70,215	77,511,743
Class C (a)	71,114	78,561,769
Facebook, Inc. Class A (a)	561,821	100,183,921
		256,257,433
IT Services - 4.8%
Accenture PLC Class A	145,588	23,441,124
IBM Corp.	202,835	31,607,778
MasterCard, Inc. Class A	218,812	38,458,397
PayPal Holdings, Inc. (a)	266,162	21,135,924
Visa, Inc. Class A	427,223	52,522,796
		167,166,019
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	1,102,534	54,343,901
Qualcomm, Inc.	347,290	22,573,850
Texas Instruments, Inc.	232,183	25,157,028
		102,074,779
Software - 6.0%
Microsoft Corp.	1,817,435	170,420,880
Oracle Corp.	717,741	36,367,936
		206,788,816
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	1,209,562	215,447,184

TOTAL INFORMATION TECHNOLOGY		999,886,765

MATERIALS - 1.5%
Chemicals - 1.5%
DowDuPont, Inc.	551,264	38,753,859
Monsanto Co.	103,498	12,768,548
		51,522,407
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Simon Property Group, Inc.	73,228	11,241,230
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	1,446,486	52,507,442
Verizon Communications, Inc.	961,034	45,879,763
		98,387,205
UTILITIES - 1.4%
Electric Utilities - 1.4%
Duke Energy Corp.	164,882	12,422,210
Exelon Corp.	226,181	8,377,744
NextEra Energy, Inc.	110,818	16,860,959
Southern Co.	236,439	10,181,063
		47,841,976
TOTAL COMMON STOCKS
(Cost $2,564,632,625)		3,451,761,634
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% to 1.4% 4/12/18 to 6/21/18 (b)
(Cost $1,496,553)	1,500,000	1,495,682
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.41% (c)
(Cost $11,551,327)	11,549,017	11,551,327
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,577,680,505)		3,464,808,643
NET OTHER ASSETS (LIABILITIES) - 0.3%		8,897,214
NET ASSETS - 100%		$3,473,705,857

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	165	March 2018	$22,393,800	$(673,584)	$(673,584)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $895,958.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,339
Total	$64,339

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$456,445,102	$456,445,102	$--	$--
Consumer Staples	309,227,838	309,227,838	--	--
Energy	191,101,781	191,101,781	--	--
Financials	518,864,608	518,864,608	--	--
Health Care	468,969,958	468,969,958	--	--
Industrials	298,272,764	298,272,764	--	--
Information Technology	999,886,765	999,886,765	--	--
Materials	51,522,407	51,522,407	--	--
Real Estate	11,241,230	11,241,230	--	--
Telecommunication Services	98,387,205	98,387,205	--	--
Utilities	47,841,976	47,841,976	--	--
U.S. Government and Government Agency Obligations	1,495,682	--	1,495,682	--
Money Market Funds	11,551,327	11,551,327	--	--
Total Investments in Securities:	$3,464,808,643	$3,463,312,961	$1,495,682	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(673,584)	$(673,584)	$--	$--
Total Liabilities	$(673,584)	$(673,584)	$--	$--
Total Derivative Instruments:	$(673,584)	$(673,584)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018